Cavalier Funds
Each a series of the
Starboard Investment Trust

PROSPECTUS
 September 28, 2017

This prospectus contains information about the Cavalier Funds that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor Cavalier Investments, LLC 12600 Deerfield Parkway, Suite 100 Alpharetta, GA 30004
Cavalier Adaptive Income Fund Institutional Class Shares CADTX Class C Shares CADAX*	Cavalier Dynamic Growth Fund Institutional Class Shares CDYGX Class C Shares CADYX*
Cavalier Fundamental Growth Fund Institutional Class Shares CAFGX Class C Shares CFGAX*	Cavalier Global Opportunities Fund Institutional Class Shares CATEX Class C Shares CATDX*
Cavalier Hedged High Income Fund Institutional Class Shares CHIIX Class C Shares CAHIX*	Cavalier Multi Strategist Fund Institutional Class Shares CMSFX Class C Shares CMSYX*
Cavalier Tactical Rotation Fund Institutional Class Shares CTROX Class C Shares CATOX*

* Class C Shares were formerly known as the Advisor Class Shares.

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
Page
FUND SUMMARIES	1
Cavalier Adaptive Income Fund	1
Cavalier Dynamic Growth Fund	10
Cavalier Fundamental Growth Fund	16
Cavalier Global Opportunities Fund	22
Cavalier Hedged High Income Fund	30
Cavalier Multi Strategist Fund	39
Cavalier Tactical Rotation Fund	48
IMPORTANT ADDITIONAL INFORMATION	55
Purchase and Sale of Fund Shares	55
Tax Information	55
Financial Intermediary Compensation	55

PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS	56
Investment Objectives	56
Principal Investment Strategies for the Funds	56
Cavalier Adaptive Income Fund	56
Cavalier Dynamic Growth Fund	57
Cavalier Fundamental Growth Fund	58
Cavalier Global Opportunities Fund	59
Cavalier Hedged High Income Fund	60
Cavalier Multi Strategist Fund	61
Cavalier Tactical Rotation Fund	63
Principal Investment Risks for the Funds	64
Non-Principal Investment Policies and Risks	73
Disclosure of Portfolio Holdings	74

MANAGEMENT OF THE FUNDS	75
Investment Advisor	75
Investment Sub-Advisors	76
Cavalier Adaptive Income Fund	76
Cavalier Dynamic Growth Fund	77
Cavalier Fundamental Growth Fund	77
Cavalier Global Opportunities Fund	78
Cavalier Hedged High Income Fund	78
Cavalier Multi Strategist Fund	79
Cavalier Tactical Rotation Fund	80
Distributor	81
Additional Information on Expenses	81

INVESTING IN THE FUNDS	83
Purchase Options	83
Institutional Class Shares	83
Class C Shares	83
Purchase and Redemption Price	84
Buying or Selling Shares Through a Financial Intermediary	86
Purchasing Shares	86

Redeeming Shares	88
Frequent Purchases and Redemptions	91
OTHER IMPORTANT INFORMATION	93
Dividends, Distributions, and Taxes	93
Financial Highlights	93
Additional Information	Back Cover

CAVALIER ADAPTIVE INCOME FUND

INVESTMENT OBJECTIVES
The Cavalier Adaptive Income Fund seeks total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses[1]
	Institutional	Class C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b1) Fees	None	1.00%
Other Expenses	3.33%	3.33%
Acquired Fund Fees and Expenses[2]	0.95%	0.95%
Total Annual Fund Operating Expenses	5.28%	6.28%
Less Fee Waiver and/or Expense Limitation[3]	3.08%	3.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	2.20%	3.20%
1. The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for Institutional and Class C Shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$223	$1,306	$2,382	$5,047
Class C	$423	$1,585	$2,815	$5,756
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$223	$1,306	$2,382	$5,047
Class C	$323	$1,585	$2,815	$5,756
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 110.84% of the average value of its portfolio.  The decrease in the portfolio turnover rate from prior fiscal year is primarily due to the change in the Fund's investment strategy from a Fund of Funds strategy in the previous fiscal year to an actively managed Fund in the current fiscal year as a result of the addition of the Fund's investment sub-advisor.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor (the "Advisor") seeks to achieve the Fund's investment objective of total return by investing in no-load, institutional, mutual, exchange-traded, and/or closed end funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund, or by making investments in certain Master Limited Partnerships (together, the "Portfolio Funds"). The Fund will not generally invest in individual portfolio securities. The Fund is considered "diversified" under the Investment Company Act of 1940.

The investments of the Portfolio Funds will be comprised primarily of fixed income securities, principally focusing on income producing investments including high yield investments (or "junk bonds") and preferred securities, but may consist of global bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries. The Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds. The Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  The Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies. Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Sub-Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transactions cots and higher taxes.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Closed-End Fund Risk.  Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment.  Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price.  If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified.  The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return.  Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund's actual interest income and capital gains.  Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund's net asset value and its earnings capacity.  Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds.  Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds. Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.
Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or a Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.
Risks from Treasury Inflation-Protected Securities.  The Fund and Portfolio Funds may invest in Treasury Inflation-Protected Securities ("TIPS"), special types of treasury bonds that offer protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Fund or Portfolio Funds are paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Derivatives Risk.  While the Fund will not use derivative instruments, the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Futures Risk. Use of futures contracts by the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, often referred to as swaps.  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Portfolio Funds may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Portfolio Funds at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Portfolio Funds to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Portfolio Funds at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Portfolio Funds seek to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund's share price and increase the Fund's liquidity risk, fund expenses and/or taxable distributions.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/801.htm for the Institutional Class Shares and by visiting http://www,ncfunds.com/fundpages/803.htm for the Class C Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above, the Fund's highest quarterly return was 3.26% (quarter ended March 31, 2016), and the Fund's lowest quarterly return was 1.48% (quarter ended June 30, 2013).  The Fund's year-to-date return as of June 30, 2017 (the end of the most recent calendar quarter) was 2.94%.

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	7.56% 1.42% 1.35%	2.38% 1.55% 1.51%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	2.65%	3.49%
Class C Shares Before taxes	6.41%	1.22%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	2.65%	3.19%
*The Institutional Class Shares began operating on October 2, 2009.  The Class C Shares began operating on February 18, 2011. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. Cavalier Investments, LLC serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Investment Sub-Advisor. Buckhead Capital Management, LLC ("Buckhead") serves as the Fund's investment sub-adviser.

Portfolio Managers. The Fund's portfolio managers are Matt Boden, Chad Stephens and Rick Nelson.  They have provided services to the Fund since July 8, 2017.
For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 55 of the Prospectus.

CAVALIER DYNAMIC GROWTH FUND
INVESTMENT OBJECTIVES
The Cavalier Dynamic Growth Fund seeks capital appreciation without regard to current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses[1]
	Institutional	Class C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b1) Fees	None	1.00%
Other Expenses	2.88%	2.88%
Interest on Securities Sold Short[2]	0.05%	0.05%
Acquired Fund Fees and Expenses[3]	0.05%	0.05%
Total Annual Fund Operating Expenses	3.98%	4.98%
Less Fee Waiver and/or Expense Limitation[4]	2.63%	2.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.35%	2.35%
1. The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2. Interest on Securities Sold Short reflects interest expense on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund or the Advisor. Any interest expense amount on securities sold short will vary based on the Fund's use of those investments.
3. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for Institutional and Class C Shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$137	$971	$1,822	$4,025
Class C	$338	$1,261	$2,284	$4,843
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$137	$971	$1,822	$4,025
Class C	$238	$1,261	$2,284	$4,843
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 159.52% of the average value of its portfolio.  The decrease in the portfolio turnover rate from the prior fiscal year is primarily due to a decrease in trading volume.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's sub-advisor, StratiFi, LLC ("StratFi"), seeks to achieve the Fund's investment objective of capital appreciation by buying and selling options in a strategy designed to complement a base of exchange traded funds ("ETFs") and mutual funds.. The Fund is considered "diversified" under the Investment Company Act of 1940.

StratiFi seeks to achieve the Fund's investment objective of capital appreciation by investing in ETFs and mutual funds that invest in global equities that StratiFi believes demonstrate compelling fundamental growth opportunities.

StratiFi will not be limited in their investments by market capitalization or sector criteria, and may invest in ETFs and mutual funds that invest in foreign securities, including foreign securities in emerging markets.

StratiFi will then engage in derivatives transactions based on the portfolio of ETFs and mutual funds. These trades will primarily be the purchase and sale of options.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/800.htm for the Institutional Class Shares and by visiting http://www.ncfunds.com/fundpages/802.htm for the Class C Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 8.93% (quarter ended December 31, 2010) and the Fund's lowest quarterly return was -12.80% (quarter ended September 30, 2011).  The Fund's year-to-date return as of June 30, 2017 (the end of the most recent calendar quarter) was 12.82%.

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	2.85% 1.41% 2.27%	6.91% 4.33% 4.48%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	8.84%	8.98%
Class C Shares Before taxes	1.81%	4.86%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	8.84%	6.21%
*The Institutional Class Shares began operating on October 2, 2009.  The Class C Shares began operating on February 18, 2011. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. Cavalier Investments LLC serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Investment Sub-Advisors. Validus Growth Investors, LLC and StratiFi, LLC serve as the Fund's investment sub-advisors.
Portfolio Managers. The Fund's portfolio managers are Mark Scalzo, with Validus, and Justin Lent, with StratiFi. They have provided services to the Fund since August 1, 2016.
For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 55 of the Prospectus.

CAVALIER FUNDAMENTAL GROWTH FUND
INVESTMENT OBJECTIVES
The Cavalier Fundamental Growth Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses[1]
	Institutional	Class C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b1) Fees	None	1.00%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses	1.54%	2.54%
Less Fee Waiver and/or Expense Limitation[2]	0.29%	0.29%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.25%	2.25%
1. The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for Institutional and Class C shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$127	$458	$812	$1,810
Class C	$328	$763	$1,325	$2,854
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$127	$458	$812	$1,810
Class C	$228	$763	$1,325	$2,854
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 135.58% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment sub-advisor, Navellier & Associates, Inc. (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by principally investing in stocks that the Sub-Advisor believes to have above-average growth potential relative to their peers.  The Sub-Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund's portfolio. The Fund is considered "diversified" under the Investment Company Act of 1940.

The Fund invests principally in common stocks and is not limited in its investments by market capitalization.  The Fund's investments may be issued by both domestic and foreign companies, and investments may be made directly in foreign markets, including emerging markets, as well as indirectly through exchange-traded funds and American Depository Receipts (ADRs).  The Sub-Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.

The Sub-Advisor's screening system for the Fund is composed of three steps.  First, the Sub-Advisor employs quantitative analysis of market and individual stock statistics in order to rank stocks by different measures of risk and reward.  Second, screens based on fundamental variables are applied to the highest ranked stocks, those found to have encouraging risk/reward measures.  This step seeks to highlight investment opportunities by evaluating companies in light their profit margins, earnings growth, and the ratio of price to expected future earnings.  Third, the Sub-Advisor uses a self-developed model to try to design a risk-adjusted portfolio that is diversified across sectors and industries.

The Sub-Advisor may sell a portfolio security when its reward/risk measures weaken, the fundamentals of the stock change, to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund, or to rebalance the Fund's portfolio.

The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of investments purchased by the Fund (e.g., growth stocks) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Common Stock Risk.  The Fund's investments in shares of common stock, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.
Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable, their share prices to be more volatile, and their markets to be less liquid than companies with larger market capitalizations.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Currency Risk.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.
Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/872.htm for the Institutional Class Shares and by visiting http://www.ncfunds.com/fundpages/873.htm for the Class C Shares.

Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 8.00% (quarter ended December 31, 2013) and the Fund's lowest quarterly return was -9.13% (quarter ended September 30, 2015). The Fund's year-to-date return as of June 30, 2017 (the end of the most recent calendar quarter) was 11.77%.

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	1.51% 1.41% 1.17%	5.64% 5.60% 4.61%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	8.84%	4.86%
Class C Shares Before taxes	0.49%	5.08%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	8.84%	4.66%
*The Institutional Class Shares began operating on October 17, 2013.  The Class C Shares began operating on November 4, 2013. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. Cavalier Investments, LLC, serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Investment Sub-Advisor. Navellier & Associates, Inc. is the Fund's investment sub-advisor.
Portfolio Managers. The Fund's portfolio is managed on a day-to-day basis by Louis Navellier.  Mr. Navellier founded the Sub-Advisor and currently serves as its Chief Investment Officer, Chief Executive Officer, and Chairman.  He has provided services to the Fund since October 17, 2013.
For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 55 of the Prospectus.

CAVALIER GLOBAL OPPORTUNITIES FUND
INVESTMENT OBJECTIVES
The Cavalier Global Opportunities Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses[1]
	Institutional	Class C
Management Fees	1.10%	1.10%
Distribution and/or Service (12b1) Fees	None	1.00%
Other Expenses	1.67%	1.67%
Acquired Fund Fees and Expenses[2]	0.37%	0.37%
Total Annual Fund Operating Expenses	3.14%	4.14%
Less Fee Waiver and/or Expense Limitation[3]	1.42%	1.42%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.72%	2.72%
1. The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.35% of the average daily net assets of the Fund for Institutional and Class C shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$175	$836	$1,521	$3,350
Class C	$375	$1,129	$1,998	$4,237
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$175	$836	$1,521	$3,350
Class C	$275	$1,129	$1,998	$4,237
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 439.72% of the average value of its portfolio.  The increase in the portfolio turnover rate from prior fiscal year is primarily due to the change in the Fund's investment strategy from a Fund of Funds strategy in the previous fiscal year to an actively managed Fund in the current fiscal year as a result of the addition of the Fund's investment sub-advisor.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's sub-advisor, Beaumont Capital Management, LLC ("Beaumont"), seeks to achieve the Fund's investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") that invest in issuers from a number of countries throughout the world. The Fund will not generally invest in individual portfolio securities. The Fund is considered "diversified" under the Investment Company Act of 1940.

The investments of the Portfolio Funds may track a variety of sectors, including, but not limited to, domestic, international, commodities, and currencies. Beaumont will track a variety of asset categories and then weight the Portfolio Funds based on market conditions.

The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees. Beaumont will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.
ETFs Risk.  The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Derivatives Risk.  While the Fund will not use derivative instruments, the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Futures Risk. Use of futures contracts by the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Portfolio Funds may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Portfolio Funds at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Portfolio Funds to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Portfolio Funds at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Portfolio Funds seek to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/863.htm for the Institutional Class Shares and by visiting http://www.ncfunds.com/fundpages/864.htm for the Class C Shares.

Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 8.29% (quarter ended March 31, 2013) and the Fund's lowest quarterly return was -8.28% (quarter ended September 30, 2015).  The Fund's year-to-date return as of June 30, 2017 (the end of the most recent calendar quarter) was 11.58%.

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	11.68% 11.59% 9.43%	8.22% 7.79% 6.68%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	8.84%	8.43%
Class C Shares Before taxes	10.55%	7.60%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	8.84%	8.87%
*The Institutional Class Shares began operating on September 20, 2012.  The Class C Shares began operating on September 26, 2012. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

MANAGEMENT
Investment Advisor. Cavalier Investments, LLC serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.

Investment Sub-Advisor. Beaumont Capital Management, LLC ("Beaumont") serves as the Fund's investment sub-adviser.

Portfolio Managers. The Fund's portfolio manager is David Haviland.  He has provided services to the Fund since August 1, 2016.

For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 55 of the Prospectus.

CAVALIER HEDGED HIGH INCOME FUND
INVESTMENT OBJECTIVES
The Cavalier Hedged High Income Fund seeks to achieve current income and real return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses[1]
	Institutional	Class C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b1) Fees	None	1.00%
Other Expenses	3.46%	3.46%
Acquired Fund Fees and Expenses[2]	0.31%	0.31%
Total Annual Fund Operating Expenses	4.77%	5.77%
Less Fee Waiver and/or Expense Limitation[3]	3.21%	3.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.56%	2.56%
1. The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for the Institutional and Class C shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$159	$1,148	$2,141	$4,646
Class C	$359	$1,432	$2,587	$5,398
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$159	$1,148	$2,141	$4,646
Class C	$259	$1,432	$2,587	$5,398
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 184.78% of the average value of its portfolio.  The decrease in the portfolio turnover rate from prior fiscal year is primarily due to the change in the Fund's investment strategy from a Fund of Funds strategy in the previous fiscal year to an actively managed Fund in the current fiscal year as a result of the addition of the Fund's investment sub-advisor.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, Cavalier Investments, LLC (the "Advisor"), and its sub-advisor, Carden Capital LLC (the "Sub-Advisor) seek to achieve the Fund's investment objective of current income and real return by investing in no-load, institutional, mutual, exchange-traded, and/or closed end funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research. The Fund is considered "diversified" under the Investment Company Act of 1940.

The investments of the Fund and Portfolio Funds will be comprised primarily of fixed income securities, principally consisting of bonds, corporate debt securities, and government securities.  Such investments will frequently include high yield corporate bonds (or "junk bonds"), emerging market debt, and mortgage- and asset-backed securities.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including bonds of issuers in default. The Fund and Portfolio Funds may occasionally invest in inverse high yield investments (which attempt to short high yield or "junk" bonds) to provide a hedge to the portfolio during negative credit events.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.   The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor or Sub-Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor or Sub-Advisor to sell other portfolio securities will be based upon institutional research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transaction costs and taxes.  Portfolio turnover will not be a limiting factor in making investment decisions.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.

Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.
Mortgage- and Asset-Backed Securities Risk.  The Fund and Portfolio Funds may invest in mortgage- and asset-backed securities.  As with other interest-bearing securities, the prices of such securities are affected by changes in interest rates.  Prices are also affected by changes in the rate of prepayment of principal, which affects the average maturity of the securities and makes it difficult to accurately predict returns.  The trading market for mortgage- and asset-backed securities, while ordinarily liquid, may become restricted in times of financial stress.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments (specifically options for the purpose of hedging), which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Funds at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Funds to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Funds at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Funds seek to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund's share price and increase the Fund's liquidity risk, fund expenses and/or taxable distributions.
PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/854.htm for the Institutional Class Shares and by visiting http://www.ncfunds.com/fundpages/855.htm for the Class C Shares.
[Charts and Tables on Next Page]

Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 6.42% (quarter ended June 30, 2014) and the Fund's lowest quarterly return was -4.86% (quarter ended December 31, 2014).  The Fund's year-to-date return as of June 30, 2017 (the end of the most recent calendar quarter) was 7.95%.

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	5.84% 5.64% 4.63%	3.92% 1.85% 2.03%
Barclays Capital Global High-Yield Index (reflects no deductions for fees and expenses)	14.27%	5.18%
Bank of America Merrill Lynch US High Yield Index* (reflects no deductions for fees and expenses)	2.92%	1.84%
Class C Shares Before taxes	4.76%	3.03%
Barclays Capital Global High-Yield Index (reflects no deductions for fees and expenses)	14.27%	5.40%
Bank of America Merrill Lynch US High Yield Index* (reflects no deductions for fees and expenses)	2.92%	1.68%
*The Institutional Class Shares began operating on September 20, 2012.  The Class C Shares began operating on September 26, 2012. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.
**In prior prospectuses, the Fund compared its performance against the Barclays Capital Global High-Yield Index.  The Advisor believes the  Bank of America Merrill Lynch US High Yield Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the Barclays Capital Global High-Yield Index and, therefore, the  Bank of America Merrill Lynch US High-Yield Index will replace the Barclays Capital Global High-Yield Index in future comparisons.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. Cavalier Investments, LLC serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Investment Sub-Advisor.  Carden Capital LLC serves as the Fund's investment sub-advisor.
Portfolio Managers. The Fund's portfolio managers are Scott Wetherington with Cavalier Investments, and Gavan Duemke and Sean Wright with Carden Capital LLC.  They have provided services to the Fund since July 15, 2016 in the case of Scott Wetherington, and August 1, 2016 in the case of Gavan Duemke and Sean Wright.
For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 55 of the Prospectus.

CAVALIER MULTI STRATEGIST FUND
INVESTMENT OBJECTIVES
The Cavalier Multi Strategist Fund seeks total return through a combination of capital appreciation and current income, with a secondary goal of downside protection.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses[1]
	Institutional	Class C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b1) Fees	None	1.00%
Other Expenses	4.11%	4.11%
Acquired Fund Fees and Expenses[2]	0.37%	0.37%
Total Annual Fund Operating Expenses	5.48%	6.48%
Less Fee Waiver and/or Expense Limitation[3]	3.86%	3.86%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.62%	2.62%
1. The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for Institutional and Class C shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$165	$1,292	$2,409	$5,155
Class C	$365	$1,572	$2,841	$5,853
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$165	$1,292	$2,409	$5,155
Class C	$265	$1,572	$2,841	$5,853
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 190.49% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, Cavalier Investments, LLC (the "Advisor"), and its sub-advisors, Julex Capital Management, LLC ("Julex"), Carden Capital LLC ("Carden"), and Bluestone Capital Management, LLC ("Bluestone") seek to achieve the Fund's investment objective of total return with downside protection by allocating the portfolio's assets among four separate sleeves. The Advisor will directly manage one sleeve, and allocate the other three sleeves among Julex, Carden, and Bluestone. The Fund is considered "diversified" under the Investment Company Act of 1940.

For its allocated portfolio sleeve, the Advisor will follow an asset allocation strategy under which it will invest in U.S. large cap, mid cap, and small cap equity securities, as well as fixed income and alternative investments including Real Estate Investment Trusts ("REITs"), commodities utilizing long/short, or global macro strategies. The asset allocation strategy deploys the Fund's assets among equity and fixed income securities based on the Advisor's internal technical and economic fundamental research.

Julex seeks to achieve the Fund's investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds"). The Fund will not generally invest in individual portfolio securities.

Julex will follow a sector rotation strategy in which it allocated portions of its sleeve to Portfolio Funds focused on various sectors of the U.S. equity and fixed income markets. Julex will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced according to its internal research.
The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria. The Portfolio Funds in which Julex invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, Julex is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

Carden will focus their allocated sleeve of the Fund's portfolio on investing in no-load, institutional, mutual and/or exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research.

The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

Bluestone's strategy will invest in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or make direct investments in portfolio securities based upon internal research.

The investments of the Fund and Portfolio Funds will be comprised primarily of both domestic and international large cap equities and fixed income securities, principally consisting of bonds, corporate debt securities, and government securities. The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.

Each Sub-Adviser will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Sub-Advisor to sell other portfolio securities will be based upon institutional research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transaction costs and taxes.  Portfolio turnover will not be a limiting factor in making investment decisions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund's share price and increase the Fund's liquidity risk, fund expenses and/or taxable distributions.
REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
Commodities Risk.  The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/860.htm for the Institutional Class Shares and by visiting http://www.ncfunds.com/fundpages/861.htm for the Class C Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 6.13% (quarter ended December 31, 2013) and the Fund's lowest quarterly return was -5.25% (quarter ended September 30, 2015).  The Fund's year-to-date return as of June 30, 2017 (the end of the most recent calendar quarter) was 6.91%.

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	5.08% 5.08% 4.13%	6.29% 5.38% 4.78%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	8.84%	8.43%
S&P 500 Total Return Index** (reflects no deductions for fees and expenses)	11.96%	12.88%

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Since Inception*
Class C Shares Before taxes	3.98%	5.52%
S&P Global Broad Market Index (reflects no deductions for fees and expenses)	8.84%	8.87%
S&P 500 Total Return Index** (reflects no deductions for fees and expenses)	11.96%	13.41%
*The Institutional Class Shares began operating on September 20, 2012.  The Class C Shares began operating on September 26, 2012. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.
**In prior prospectuses, the Fund compared its performance against the S&P Global Broad Market Index.  The Advisor believes the  S&P 500 Total Return Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P Global Broad Market Index and, therefore, the  S&P 500 Total Return Index will replace the S&P Global Broad Market Index in future comparisons.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

MANAGEMENT
Investment Advisor. Cavalier Investments, LLC serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Investment Sub-Advisors. Bluestone Capital Management, LLC ("Bluestone"), Carden Capital LLC ("Carden"), and Julex Capital Management, LLC ("Julex") serve as the Fund's investment sub-advisors.
Portfolio Managers. The Fund's portfolio managers are Scott Wetherington with Cavalier, Brian Shevlan and Lee Calfo with Bluestone, Gavan Duemke and Sean Wright with Carden, and Dr. Henry Ma with Julex.  They have provided services to the Fund since July 15, 2016 in the case of Mr. Wetherington, and August 1, 2016 in the case of Messrs. Shevlan, Calfo, Duemke, Wright, and Ma.
For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 55 of the Prospectus.

CAVALIER TACTICAL ROTATION FUND
INVESTMENT OBJECTIVES
The Cavalier Tactical Rotation Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None

Annual Fund Operating Expenses[1]
	Institutional	Class C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b1) Fees	None	1.00%
Other Expenses	0.41%	0.41%
Acquired Fund Fees and Expenses[2]	0.14%	0.14%
Total Annual Fund Operating Expenses	1.55%	2.55%
Less Fee Waiver and/or Expense Limitation[3]	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.39%	2.39%
1. The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for Institutional and Class C shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example: This example on the following page is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$142	$474	$830	$1,832
Class C	$342	$778	$1,341	$2,873
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$142	$474	$830	$1,832
Class C	$242	$778	$1,341	$2,873
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 166.56% of the average value of its portfolio.  The decrease in the portfolio turnover rate from prior fiscal year is primarily due to the change in the Fund's investment strategy from a Fund of Funds strategy in the previous fiscal year to an actively managed Fund in the current fiscal year as a result of the addition of the Fund's investment sub-advisor.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's sub-advisor, Beaumont Capital Management, LLC ("Beaumont"), seeks to achieve the Fund's investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds"). The Fund will not generally invest in individual portfolio securities. The Fund is considered "diversified" under the Investment Company Act of 1940.

Beaumont utilizes sector rotation strategies that attempt to capitalize on changes in the business cycle. The investments of the Portfolio Funds will generally be comprised of equity securities principally consisting of common stock, preferred stock, and convertible preferred stock.  Beaumont will balance the Fund's Portfolio Funds around a variety of specific sectors that Beaumont will invest in depending on market circumstances. In some circumstances, if too few sectors are invested, sector weighting may include a large allocation to cash.

The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise track particular market sectors. Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Quantitative Model Risk.  Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/851.htm for the Institutional Class Shares and by visiting http://www.ncfunds.com/fundpages/852.htm for the Class C Shares.
[Charts and Tables on Next Page]

Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 6.02% (quarter ended December 31, 2013) and the Fund's lowest quarterly return was -7.48% (quarter ended September 30, 2015).  The Fund's year-to-date return as of June 30, 2017 (the end of the most recent calendar quarter) was 7.71%.

Average Annual Total Returns Periods Ended December 31, 2016	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	6.32% 6.32% 5.13%	7.50% 6.11% 5.38%
S&P 500 Total Return Index**	11.96%	12.88%
Class C Shares Before taxes	5.36%	6.76%
S&P 500 Total Return Index**	11.96%	13.41%
*The Institutional Class Shares began operating on September 20, 2012.  The Class C Shares began operating on September 26, 2012. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. Cavalier Investments, LLC serves as the Fund's investment advisor.

During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Investment Sub-Advisor. Beaumont Capital Management, LLC ("Beaumont") serves as the Fund's investment sub-adviser.
Portfolio Managers.  The Fund's portfolio manager is David Haviland.  He has provided services to the Fund since August 1, 2016.
For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 55 of the Prospectus.

 IMPORTANT ADDITIONAL INFORMATION
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for all Funds and all share classes is $1,000 and the minimum subsequent investment is $50, although the minimums may be waived or reduced in some cases.
You can purchase Institutional and Class C shares directly from the Fund by mail or bank wire. You can redeem Institutional and Class C shares directly from the Fund by mail, facsimile, telephone, and bank wire. Please contact the financial firm for details.

Purchase and redemption orders of Institutional and Class C shares by mail should be sent to the Cavalier Funds, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to 919-882-9281.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.
TAX INFORMATION
The Funds' distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank) the Funds may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS
INVESTMENT OBJECTIVES
The investment objective for each Fund is listed in the table below. These investment objectives are not fundamental policies and can be changed without shareholder approval by a vote of the Board of Trustees.  Shareholders will receive sixty days' prior written notice before a change to an investment objective takes effect.
Fund	Investment Objective
Cavalier Adaptive Income Fund	Total return through a combination of capital appreciation and current income.
Cavalier Dynamic Growth Fund	Capital appreciation without regard to current income.
Cavalier Fundamental Growth Fund	Capital appreciation.
Cavalier Global Opportunities Fund	Capital appreciation.
Cavalier Hedged High Income Fund	Current income and real return.
Cavalier Multi Strategist Fund	Total return through a combination of capital appreciation and current income, with a secondary goal of downside protection.
Cavalier Tactical Rotation Fund	Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES FOR THE FUNDS
Cavalier Adaptive Income Fund
The Fund's sub-advisor, Buckhead Capital Management, LLC (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of total return by investing in no-load, institutional, mutual, exchange-traded, and/or closed end funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund, or by making investments in certain Master Limited Partnerships (together, the "Portfolio Funds"). The Fund will not generally invest in individual portfolio securities.

The investments of the Portfolio Funds will be comprised primarily of fixed income securities, principally focusing on income producing investments including high yield investments (or "junk bonds") and preferred securities, but may consist of global bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries. The Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds. The Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  The Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies. Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Sub-Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transaction costs and taxes.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.
The Fund is subject to the following principal risks:
●	Fund of Funds Risk	●	Foreign Securities and Emerging
●	Control of Portfolio Funds Risk		Markets Risk
●	Closed-End Fund Risk	●	Derivatives Risk
●	Market Risk	●	Short Sales Risk
●	Management Style Risk	●	Leverage Risk
●	Fixed Income Risk	●	Portfolio Turnover Risk
●	Interest Rate Risk	●	Futures Risk
●	Inflation Risk	●	Swaps Risk
●	High-Yield Risk	●	Risks from Purchasing Options
●	Corporate Debt Securities Risk	●	Risks from Writing Options
●	Convertible Securities Risk	●	Fixed-Income Market Risk
●	TIPS Risk	●	Investment Advisor Risk
●	Sector Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Cavalier Dynamic Growth Fund
The Fund's sub-advisors, Validus Growth Investors, LLC ("Validus") and StratiFi, LLC ("StratFi") (together, the "Sub-Advisors"), seek to achieve the Fund's investment objective of capital appreciation by investing their individual portfolio sleeves as allocated by the Cavalier Investments, LLC (the "Advisor"). Validus will invest its allocated sleeve in a blend of equities, while StratiFi will invest its allocated sleeve by buying and selling options in a strategy designed to complement the equities held in Validus' sleeve.

Validus seeks to achieve the Fund's investment objective of capital appreciation by investing in 30-40 global equities that Validus believes demonstrate compelling fundamental growth opportunities, while also implementing stock-specific risk management tools. These equities will principally consist of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.

Validus relies on internal research to identify equities in the U.S. and abroad. Each equity is supported by a growth thesis and evaluated using the Validus' proprietary S.C.O.R.E. ranking system – a Systematic Customized Opportunity and Risk Evaluation. Each equity's ranking aggregates multi-factor analysis of investor buying behaviors, growth thesis, financial capacity, and company/industry risks.

Validus will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.

StratiFi seeks to achieve the Fund's investment objective of capital appreciation by engaging in derivatives transactions based on the equity portfolio managed by Validus. These trades will primarily be the purchase and sale of options.
The Fund is subject to the following principal risks:
●	Market Risk	●	Sector Risk
●	Management Style Risk	●	Short Sales Risk
●	Common Stock Risk	●	Leverage Risk
●	Other Equity Securities Risk	●	Portfolio Turnover Risk
●	Large-Cap Securities Risk	●	Investment Advisor Risk
●	Small-Cap and Mid-Cap	●	Foreign Securities and Emerging
	Securities Risk		Markets Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Cavalier Fundamental Growth Fund
The Fund's investment sub-advisor, Navellier & Associates, Inc. (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by principally investing in stocks that the Sub-Advisor believes to have above-average growth potential relative to their peers.  The Sub-Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund's portfolio.

The Fund invests principally in common stocks and is not limited in its investments by market capitalization.  The Fund's investments may be issued by both domestic and foreign companies, and investments may be made directly in foreign markets, including emerging markets, as well as indirectly through exchange-traded funds and American Depository Receipts (ADRs).  The Sub-Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.

The Sub-Advisor's screening system for the Fund is composed of three steps.  First, the Sub-Advisor employs quantitative analysis of market and individual stock statistics in order to rank stocks by different measures of risk and reward.  Second, screens based on fundamental variables are applied to the highest ranked stocks, those found to have encouraging risk/reward measures.  This step seeks to highlight investment opportunities by evaluating companies in light their profit margins, earnings growth, and the ratio of price to expected future earnings.  Third, the Sub-Advisor uses a proprietary optimization model to try to design a risk-adjusted portfolio that is diversified across sectors and industries.

The Sub-Advisor may sell a portfolio security when its reward/risk measures weaken, the fundamentals of the stock change, to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund, or to rebalance the Fund's portfolio.

The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.
The Fund is subject to the following principal risks:
●	Market Risk	●	Micro-Cap Securities Risk
●	Management Style Risk	●	Foreign Securities and Emerging
●	Quantitative Model Risk		Markets Risk
●	Common Stock Risk	●	Currency Risk
●	Large-Cap Securities Risk	●	Depository Receipts
●	Small-Cap and Mid-Cap	●	Investment Advisor Risk
Securities Risk
●	Portfolio Turnover Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Cavalier Global Opportunities Fund
The Fund's sub-advisor, Beaumont Capital Management, LLC ("Beaumont"), seeks to achieve the Fund's investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") that invest in issuers from a number of countries throughout the world. The Fund will not generally invest in individual portfolio securities.

The investments of the Portfolio Funds may track a variety of sectors, including, but not limited to, domestic, international, commodities, and currencies. Beaumont will track a variety of asset categories and then weight the Portfolio Funds based on market conditions.

The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees. Beaumont will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.

The Fund is subject to the following principal risks:
●	Fund of Funds Risk	●	Sector Risk
●	ETFs Risk	●	Derivatives Risk
●	Control of Portfolio Funds Risk	●	Short Sales Risk
●	Market Risk	●	Leverage Risk
●	Management Style Risk	●	Futures Risk
●	Common Stock Risk	●	Swaps Risk
●	Other Equity Securities Risk	●	Risks from Purchasing Options
●	Large-Cap Securities Risk	●	Risks from Writing Options
●	Small-Cap and Mid-Cap	●	Investment Advisor Risk
Securities Risk
●	Foreign Securities and Emerging
Markets Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Cavalier Hedged High Income Fund
The Fund's investment advisor, Cavalier Investments, LLC (the "Advisor"), and its sub-advisor, Carden Capital LLC (the "Sub-Advisor) seek to achieve the Fund's investment objective of current income and real return by investing in no-load, institutional, mutual, exchange-traded, and/or closed end funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research.

The investments of the Fund and Portfolio Funds will be comprised primarily of fixed income securities, principally consisting of bonds, corporate debt securities, and government securities.  Such investments will frequently include high yield corporate bonds (or "junk bonds"), emerging market debt, and mortgage- and asset-backed securities.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including bonds of issuers in default. The Fund and Portfolio Funds may occasionally invest in inverse high yield investments to provide a hedge to the portfolio during negative credit events.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.   The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor or Sub-Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor or Sub-Advisor to sell other portfolio securities will be based upon institutional research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transaction costs and taxes.  Portfolio turnover will not be a limiting factor in making investment decisions.
The Fund is subject to the following principal risks:
●	Fund of Funds Risk	●	Sector Risk
●	Control of Portfolio Funds Risk	●	Foreign Securities and Emerging
●	Market Risk		Markets Risk
●	Management Style Risk	●	Derivatives Risk
●	Fixed Income Risk	●	Short Sales Risk
●	Interest Rate Risk	●	Leverage Risk
●	Inflation Risk	●	Portfolio Turnover Risk
●	High-Yield Risk	●	Risks from Purchasing Options
●	Corporate Debt Securities Risk	●	Risks from Writing Options
●	Mortgage- and Asset-Backed	●	Investment Advisor Risk
	Securities Risk	●	Fixed-Income Market Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Cavalier Multi Strategist Fund
The Fund's investment advisor, Cavalier Investments, LLC (the "Advisor"), and its sub-advisors, Julex Capital Management, LLC ("Julex"), Carden Capital LLC ("Carden"), and Bluestone Capital Management, LLC ("Bluestone") seek to achieve the Fund's investment objective of total return with downside protection by allocating the portfolio's assets among four separate sleeves. The Advisor will directly manage one sleeve, and allocate the other three sleeves among Julex, Carden, and Bluestone.

For its allocated portfolio sleeve, the Advisor will follow an asset allocation strategy under which it will invest in U.S. large cap, mid cap, and small cap equity securities, as well as fixed income and alternative investments including Real Estate Investment Trusts ("REITs"), commodities utilizing long/short, or global macro strategies. The asset allocation strategy deploys the Fund's assets among equity and fixed income securities based on the Advisor's internal technical and economic fundamental research.

Julex seeks to achieve the Fund's investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds"). The Fund will not generally invest in individual portfolio securities.

Julex will follow a sector rotation strategy in which it allocated portions of its sleeve to Portfolio Funds focused on various sectors of the U.S. equity and fixed income markets. Julex will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced according to its internal research.
The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria. The Portfolio Funds in which Julex invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, Julex is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

Carden will focus their allocated sleeve of the Fund's portfolio on investing in no-load, institutional, mutual and/or exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research.

The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

Bluestone's strategy will invest in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or make direct investments in portfolio securities based upon internal research.

The investments of the Fund and Portfolio Funds will be comprised primarily of both domestic and international large cap equities and fixed income securities, principally consisting of bonds, corporate debt securities, and government securities. The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.

Each Sub-Adviser will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Sub-Advisor to sell other portfolio securities will be based upon institutional research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transaction costs and taxes.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund is subject to the following principal risks:
●	Fund of Funds Risk	●	High-Yield Risk
●	Control of Portfolio Funds Risk	●	Sector Risk
●	Market Risk	●	Foreign Securities and Emerging
●	Management Style Risk		Markets Risk
●	Common Stock Risk	●	Short Sales Risk
●	Other Equity Securities Risk	●	Leverage Risk
●	Large-Cap Securities Risk	●	Portfolio Turnover Risk
●	Small-Cap and Mid-Cap	●	Investment Advisor Risk
	Securities Risk	●	Fixed-Income Market Risk
●	Fixed Income Risk	●	REIT Risk
●	Interest Rate Risk	●	Commodities Risk
●	Inflation Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Cavalier Tactical Rotation Fund
The Fund's sub-advisor, Beaumont Capital Management, LLC ("Beaumont"), seeks to achieve the Fund's investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds"). The Fund will not generally invest in individual portfolio securities.
Beaumont utilizes sector rotation strategies that attempt to capitalize on changes in the business cycle. The investments of the Portfolio Funds will generally be comprised of equity securities principally consisting of common stock, preferred stock, and convertible preferred stock.  Beaumont will balance the Fund's Portfolio Funds around a variety of specific sectors that Beaumont will invest in depending on market circumstances. In some circumstances, if too few sectors are invested, sector weighting may include a large allocation to cash.
The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise track particular market sectors. Although the Fund principally invests in Portfolio Funds with no sales related expenses or v ry low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Fund is subject to the following principal risks:
●	Fund of Funds Risk	●	Large-Cap Securities Risk
●	Control of Portfolio Funds Risk	●	Small-Cap and Mid-Cap Risks
●	Market Risk	●	Sector Risk
●	Management Style Risk	●	Foreign Securities and Emerging
●	Quantitative Model Risk	●	Markets Risk
●	Common Stock Risk	●	Portfolio Turnover Risk
●	Other Equity Securities Risk		Investment Advisor Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
PRINCIPAL INVESTMENT RISKS FOR THE FUNDS
Closed-End Fund Risk.  Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment.  Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price.  If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified.  The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return.  Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund's actual interest income and capital gains.  Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund's net asset value and its earnings capacity.  Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds.  Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.
Commodities Risk.  The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  Even though each Portfolio Fund is subject to certain constraints, the investment advisor of each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities.  Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the Fund or Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.  Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  The Fund may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), and other similar global instruments.  ADRs are generally issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  GDRs are generally issued by a foreign branch of an international bank that evidence ownership of foreign underlying securities.  Unsponsored ADR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs and GDRs, and the prices of unsponsored ADRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
ETFs Risk.  The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale.
Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund's share price and increase the Fund's liquidity risk, fund expenses and/or taxable distributions.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund or a Portfolio Fund with significant investments in foreign securities than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
The Fund and Portfolio Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Portfolio Funds and also may be higher than other funds that invest directly in securities.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

Futures Risk.  Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.  Changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
When the Fund invests in futures, it will comply with requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by a Portfolio Fund as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.  Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.
Mortgage- and Asset-Backed Securities Risk.  The Fund and Portfolio Funds may invest in mortgage- and asset-backed securities.  Mortgage-related securities represent ownership in pools of mortgage loans.  Asset-backed securities are structured like mortgage-backed securities, but the underlying assets may include such items as installment loan contracts, property leases, and credit card agreements.  As with other interest-bearing securities, the prices of such securities are affected by changes in interest rates.  Prices are also affected by changes in the rate of prepayment of principal, which affects the average maturity of the securities and makes it difficult to accurately predict returns.  The trading market for mortgage- and asset-backed securities, while ordinarily liquid, may become restricted in times of financial stress.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is less than if the securities were non-convertible.  Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time.  The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.
Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Quantitative Model Risk.  Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others.  There can be no assurance that these methodologies will enable the Fund to achieve its objective.
REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the success in using options to implement an investment strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Treasury Inflation-Protected Securities.  The Fund and Portfolio Funds may invest in Treasury Inflation-Protected Securities ("TIPS").  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Fund or Portfolio Fund is paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Funds at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Funds to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Funds at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Funds seek to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
When the Fund writes options, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.
Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.  The Portfolio Fund's potential losses on a short sale are theoretically unlimited because the security's price may appreciate indefinitely.  The Portfolio Fund will ordinarily have to pay a fee to borrow a security and is often obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan.  Short selling will thus result in higher transaction costs, which reduce the Portfolio Fund's return.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general.  Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth.  Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies' shares could dramatically decline in value.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
When the Fund invests in swaps, it will comply with requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

An investment in the Funds should not be considered a complete investment program.  Whether a Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivatives Risk is a principal risk for the Cavalier Adaptive Income Fund, the Cavalier Global Opportunities Fund and the Cavalier Hedged High Income Fund.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.  Futures Risk is a principal risk for the Cavalier Adaptive Income Fund and the Cavalier Global Opportunities Fund.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.  Risks from Purchasing Options are principal risks for the Cavalier Adaptive Income Fund, the Cavalier Global Opportunities Fund and the Cavalier Hedged High Income Fund.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Funds at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Funds to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Funds at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Funds seek to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position. Risks from Writing Options are principal risks for the Cavalier Adaptive Income Fund, the Cavalier Global Opportunities Fund and the Cavalier Hedged High Income Fund.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.  Swaps Risk is a principal risk for the Cavalier Adaptive Income Fund and the Cavalier Global Opportunities Fund.
Temporary Defensive Positions.  Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds may make portfolio holdings information available to the public, including the complete portfolio holdings from the previous business day.  Each Fund will generally make this information available to the public on the web pages noted under "Performance Information" above.  The web pages can also be reached at www.ncfunds.com by selecting the link "Fund Search" found in the top right-hand corner.  Search for the Funds using key words ("Cavalier" is an effective key word) and then select the link for the desired Fund on the Fund Search Results page.  Under the section entitled "Portfolio Holdings" on the web pages, there will be a link to the Fund's complete portfolio holdings entitled "Click To View."  At the end of each business day, Funds providing daily information will post the portfolio holdings from the previous business day.  Information will remain available until new information is posted.  A Fund will not will post the portfolio holdings from the previous business day if the Advisor determines that daily disclosure is not in the Fund's best interests.  In such a situation, the Fund may instead disclose the portfolio holdings less frequently, such as at the end of each calendar month or quarter.
A full description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information, which is available from the Funds or on the Securities and Exchange Commission's web site, www.sec.gov.

MANAGEMENT OF THE FUNDS
INVESTMENT ADVISOR
The Funds' investment advisor is Cavalier Investments, LLC of 12600 Deerfield Parkway, Suite 100, Alpharetta, Georgia 30004.  The Advisor was established in 2015 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The Advisor's investment advisory agreement became effective on December 29, 2016, and will continue for two years from that date. Subject to the authority of the Trustees and pursuant to the Investment Advisory Agreement with the Trust, the Advisor provides each Fund with a program of continuous supervision of its assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities.  As of December 31, 2016, Cavalier Investments, LLC had approximately $208 million in assets under management.
The Funds' investment advisor intends to primarily utilize investment sub-advisors in seeking each Fund's particular investment objective, pending board and shareholder approval.  The Advisor will be responsible for monitoring and overseeing the investment sub-advisors, including the monitoring of risk and the continual validation of the sub-advisors and investment strategy.
Two of the seven Funds are wholly or partially managed by the Advisor.  The rest are managed by their respective sub-advisors. The Advisor and each sub-advisor, as applicable to their managed assets, are responsible for the selection of broker-dealers through which the Funds execute portfolio transactions.
During the past fiscal year, the Funds had a different investment advisor. During the period between June 1, 2015 and July 31, 2015, FolioMetrix, LLC was the investment adviser to the Funds. From August 1, 2015 until August 19, 2015, a previous investment advisor served the Funds, Compass Capital Corporation. Compass Capital Corporation sponsored the creation of the current Advisor, Cavalier Investments. Cavalier Investments underwent a change in control in August 2016, at which time a new advisory agreement was approved by the Board and its shareholders.
Portfolio Managers.  Investment decisions for each of the Funds are made by the portfolio manager(s) assigned to each individual Fund as follows:
Cavalier Adaptive Income Fund	Matt Boden Chad Stephens Rick Nelson
Cavalier Dynamic Growth Fund	Justin Lent (StratiFi) Mark Scalzo (Validus)
Cavalier Fundamental Growth Fund	Louis Navellier
Cavalier Global Opportunities Fund	David Haviland
Cavalier Hedged High Income Fund	Gavan Duemke (Carden) Sean Wright (Carden) Scott Wetherington (Cavalier)
Cavalier Multi Strategist Fund	Brian Shevlan and Lee Calfo (Bluestone) Gavan Duemke and Sean Wright (Carden) Dr. Henry Ma (Julex) Scott Wetherington (Cavalier)

Cavalier Tactical Rotation Fund	David Haviland

 The Fund's Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.
Advisor Compensation.  As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on the Fund's average daily net assets at the following annual rates:
Fund	Rate
Cavalier Adaptive Income Fund	1.00%
Cavalier Dynamic Growth Fund	1.00%
Cavalier Fundamental Growth Fund	1.00%
Cavalier Global Opportunities Fund	1.10%
Cavalier Hedged High Income Fund	1.00%
Cavalier Multi Strategist Fund	1.00%
Cavalier Tactical Rotation Fund	1.00%
Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Trustees' basis for approving the investment advisory contracts for the Funds can be found in the Funds' semi-annual report to shareholders for the period ended November 30, 2015.  You may obtain a copy of the semi-annual report, free of charge, upon request to the Funds.
INVESTMENT SUB-ADVISORS
Cavalier Adaptive Income Fund
The investment sub-advisor for the Cavalier Adaptive Income Fund is Buckhead Capital Management, LLC.  The Sub-Advisor is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
Buckhead Capital Management, LLC Located at 3330 Cumberland Boulevard, Suite 650, Atlanta GA 30339, Buckhead Capital Management, LLC ("Buckhead") is a registered investment adviser.
The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.
Portfolio Managers.  The Fund's portfolio manager is Joseph Huber.  Mr. Huber has provided services to the Fund since June 8, 2017.
Sub-Advisor Compensation.  The Fund does not pay a direct fee to the Sub-Advisor.

Cavalier Dynamic Growth Fund
The investment sub-advisors for the Cavalier Dynamic Growth Fund are StratiFi, LLC and Validus Growth Investors, LLC.  Each Sub-Advisor is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
Validus Growth Investors, LLC. Located at 13520 Evening Creek Drive N, Suite 300B, San Diego, CA 92128, Validus Growth Investors, LLC ("Validus") is a registered investment adviser founded in 2012. Validus provides investment advisory services based on a fundamental, bottom-up, stock specific research process, anchored by a proprietary ranking system, and founded on pre-existing principles. The firm provides separately managed account services as well as model strategies to institutional parties.
StratiFi, LLC. Located at 50 Congress Street, Suite 340, Boston, MA 02109, StratiFi, LLC ("StratiFi") is a registered investment adviser whose principals possess over fifty years of combines experience working with options trading, systematic investment management, and software development.
The Sub-Advisors serve pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisors, with oversight from the Advisor, make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.
Portfolio Managers.  The Fund's portfolio managers are Justin Lent with StratiFi, LLC, and Mark Scalzo with Validus Growth Investors, LLC.  They have provided services to the Fund since August 1, 2016.
Mark Scalzo is the Chief Investment Officer of both Validus (from 2012) and Lucia Capital Management, LLC (from 2014). Previously, (2008-2012), he was a Co-Portfolio Manager and Director or Research for Alethei Research and Management.
Justin Lent has been the Director of Systematic Investing at StratiFi since 2016. Previously, he ws the Director of Hedge Fund Development at Quantopian (2014-2016), and a Research Consultant & Quantitative Analyst for Palantir Technologies (2010-2014).
Sub-Advisor Compensation.  The Fund does not pay a direct fee to the Sub-Advisors.
Cavalier Fundamental Growth Fund
The investment sub-advisor for the Cavalier Fundamental Growth Fund is Navellier & Associates, Inc.  The Sub-Advisor is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
Navellier & Associates, Inc. Located at 1 East Liberty, Suite 504, Reno, NV 89501, Navellier & Associates, Inc. ("Navellier") is a registered investment adviser founded by Louis G. Navellier, who began publishing quantitative analysis on growth stocks in 1980, and has been managing private accounts for high-net-worth individuals since 1987. Navellier manages the assets of private accounts, mutual funds, and other institutional parties, such as public plans, Taft-Harley plans, corporations, endowments, and foundations.

The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.
Portfolio Managers.  Louis Navellier founded the Sub-Advisor and currently serves as its Chief Investment Officer, Chief Executive Officer, and Chairman.  He is responsible for the management of individual portfolios, mutual funds, and institutional portfolios.  Mr. Navellier received a B.S. in business administration and an M.B.A. in finance from California State University, Hayward. He has provided services to the Fund since October 17, 2013.
Louis Navellier has served as the owner and operator of Navellier since 1987.
Sub-Advisor Compensation.  The Fund does not pay a direct fee to the Sub-Advisor.
Cavalier Global Opportunities Fund
The investment sub-advisor for the Cavalier Global Opportunities Fund is Beaumont Capital Management, LLC.  The sub-advisor is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
Beaumont Capital Management, LLC. Located at 250 1st Ave, Suite 101, Needham, MA 02494, Beaumont Capital Management, LLC ("Beaumont") is a registered investment adviser with the purpose of delivering ETF-based growth strategies with defensive capabilities. Beaumont's investment committee members have over 300 yeas of collective industry experience, and its affiliated wealth management practice, Beaumont Financial Partners, LLC, has been investing for private and institutional clients since 1981.
The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.
Portfolio Managers.  The Fund's portfolio manager is David Haviland. He has provided services to the Fund since August 1, 2016.
David Haviland has served as a Portfolio Manager with Beaumont Capital Management since 2009.
Sub-Advisor Compensation.  The Fund does not pay a direct fee to the Sub-Advisor.
Cavalier Hedged High Income Fund
The investment sub-advisor for the Cavalier Hedged High Income Fund is Carden Capital LLC.  The sub-advisor is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
Carden Capital LLC. Located at 101 North Acacia Avenue, Suite 112, Solana Beach, CA 92075, Carden Capital LLC ("Carden") is a registered investment adviser with 93 years of combined finance experience and over 600 different financial models. Carden provides a comprehensive suite of Smart CorrelationTM Investment Strategies to a variety of both individual and institutional clients.

The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.
Portfolio Managers.  The Fund's portfolio managers are Gavan Duemke and Sean Wright with Carden Capital LLC, and Scott Wetherington with Cavalier Investments, LLC.  They have provided services to the Fund since August 1, 2016 in the case of Gavan Duemke and Sean Wright, and July 15, 2016 in the case of Scott Wetherington.
Gavan Duemke has served as a Managing Partner of Carden since 2014, and as an Adjunct Professor of Finance at the University of Colorado Denver since 2012. Previously, he served as the Chief Investment Officer of a Colorado-based Asset Management Firm (2012-2014).
Sean Wright has served as a Managing Partner of Carden since 2008.
Scott Wetherington serves as Chief Investment Officer of Cavalier Investments LLC since 2016. Prior to Cavalier, Scott served as Senior Portfolio Manager and Chief Investment Strategist for Linder Capital Advisors. Scott also holds the Chartered Financial Analyst designation (CFA) and is a member of the Atlanta Society of Finance and Investment Professionals.
Sub-Advisor Compensation.  The Fund does not pay a direct fee to the Sub-Advisor.
Cavalier Multi Strategist Fund
The investment sub-advisors for the Cavalier Multi Strategist Fund are Bluestone Capital Management, LLC, Carden Capital LLC, and Julex Capital Management, LLC. The sub-advisors are each registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
Bluestone Capital Management, LLC.  Located at 37 West Ave, Wayne, PA 19087, Bluestone Capital Management, LLC ("Bluestone") is a registered investment adviser that focuses on loss aversion, with strategies designed to improve the predictability and stability of returns. Bluestone provides a variety of strategies for separate accounts, as well as alternative solutions for individuals and institutional clients.
Carden Capital LLC. Located at 101 North Acacia Avenue, Suite 112, Solana Beach, CA 92075, Carden Capital LLC ("Carden") is a registered investment adviser with 93 years of combined finance experience and over 600 different financial models. Carden provides a comprehensive suite of Smart CorrelationTM Investment Strategies to a variety of both individual and institutional clients.
Julex Capital Management, LLC. Located at 101 Federal St., Suite #1900, Boston, MA 02110, Julex Capital Management, LLC ("Julex") is a registered investment adviser founded in 2012 that provides outcome-oriented solutions for institutions and individuals. Julex's principals are industry veterans with strong academic and practical experience in portfolio management, asset allocation, risk management and quantitative research – across the asset management, hedge fund, and insurance industries.

The Sub-Advisors serve pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees. The Sub-Advisors, with oversight from the Advisor, make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.
Portfolio Managers.  The Fund's portfolio managers are Brian Shevland and Lee Calfo with Bluestone Capital Management, LLC, Gavan Duemke and Sean Wright with Carden Capital LLC, Scott Wetherington with Cavalier Investments, LLC, and Dr. Henry Ma with Julex Capital Management, LLC. They have provided services to the Fund since August 1, 2016 in the case of Brian Shevland, Lee Calfo, Gavan Duemke, Sean Wright, and Dr. Henry Ma, and July 15, 2016 in the case of Scott Wetherington.
Brian Shevland has served as the Chief Executive Officer of Bluestone since 2010.
Lee Calfo has served as a Principal of Bluestone since 2010.
Gavan Duemke has served as a Managing Partner of Carden since 2014, and as an Adjunct Professor of Finance at the University of Colorado Denver since 2012. Previously, he served as the Chief Investment Officer of a Colorado-based Asset Management Firm (2012-2014).
Sean Wright has served as a Managing Partner of Carden since 2008.
Scott Wetherington serves as Chief Investment Officer  of Cavalier Investments LLC since 2016. Prior to Cavalier, Scott served as Senior Portfolio Manager and Chief Investment Strategist for Linder Capital Advisors. Scott also holds the Chartered Financial Analyst designation (CFA) and is a member of the Atlanta Society of Finance and Investment Professionals.
Dr. Henry Ma has served as the President and Chief Investment Officer of Julex since 2010.
Sub-Advisor Compensation.  The Fund does not pay a direct fee to the Sub-Advisors.
Cavalier Tactical Rotation Fund
The investment sub-advisor for the Cavalier Tactical Rotation Fund is Beaumont Capital Management, LLC.  The sub-advisor is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
Beaumont Capital Management, LLC. Located at 250 1st Ave, Suite 101, Needham, MA 02494, Beaumont Capital Management, LLC ("Beaumont") is a registered investment adviser with the purpose of delivering ETF-based growth strategies with defensive capabilities. Beaumont's investment committee members have over 300 yeas of collective industry experience, and its affiliated wealth management practice, Beaumont Financial Partners, LLC, has been investing for private and institutional clients since 1981.
The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

Portfolio Managers.  The Fund's portfolio manager is David Haviland. He has provided services to the Fund since August 1, 2016.
David Haviland has served as a Portfolio Manager with Beaumont Capital Management since 2009.
Sub-Advisor Compensation.  The Fund does not pay a direct fee to the Sub-Advisor.
DISTRIBUTOR
Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of each Fund's shares and serves as each Fund's exclusive agent for the distribution of such Fund's shares.  The Distributor may sell each Fund's shares to or through qualified securities dealers or others.
The Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Distribution Plan").  Pursuant to the Distribution Plan, the Funds compensate the Distributor with assets attributable to the Class C Shares for services rendered and expenses borne in connection with activities intended to result in the sale or the servicing of those shares (this compensation is commonly referred to as "12b-1 fees").  These activities include, among others, reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds' shares.  The Distribution Plan provides that each Fund will pay the annual rate of up to 1.00% of the average daily net assets attributable to its Class C Shares.  The 1.00% fee is comprised of a 0.25% service fee and a 0.75% distribution fee.  Because the 12b-1 fees are paid out of the Funds' assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.
ADDITIONAL INFORMATION ON EXPENSES
Expense Limitation Agreement.  In the interest of limiting expenses of the Funds, the Advisors have entered into an Expense Limitation Agreement with the Funds under which they have agreed to waive or reduce their fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than certain percentages of the average daily net assets of the Funds as outlined in the chart below.
Fund	Operating Expense Limit Institutional and Class C Shares
1. Cavalier Adaptive Income Fund	1.25%
2. Cavalier Dynamic Growth Fund	1.25%
3. Cavalier Fundamental Growth Fund	1.25%
4. Cavalier Global Opportunities Fund	1.35%
5. Cavalier Hedged High Income Fund	1.25%
6. Cavalier Multi Strategist Fund	1.25%

Fund	Operating Expense Limit Institutional and Class C Shares
7. Cavalier Tactical Rotation Fund	1.25%

Net annual operating expenses for the Funds may exceed these limits to the extent that they incur expenses enumerated above as exclusions. The Expense Limitation Agreements run through September 30, 2018, and may not be terminated prior to that date except via action by the Trust's Board of Trustees. It is expected that the Expense Limitation Agreements will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Other Expenses.  The Funds are obligated to pay brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, and distribution and/or service (12b-1) fees.  The Funds will be separately responsible for any indemnification payments, damages awarded in litigation or settlements made, or extraordinary expenses.  All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.  The Funds do not anticipate any such expenses to be allocated to the Funds in the current fiscal year.
Acquired Fund Fees and Expenses.  In the summary section of the prospectus entitled "Fees and Expenses of the Fund," the "Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.  "Acquired Fund Fees and Expenses" do not affect a Fund's actual operating costs and, therefore, are not included in the Fund's financial statements, which provide a clearer picture of a Fund's actual operating costs.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" under "Fees and Expenses of the Fund" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements.  The ratios reported in the Financial Highlights reflect the operating expenses of the Funds without "Acquired Fund Fees and Expenses."

INVESTING IN THE FUNDS
PURCHASE OPTIONS
The Funds offer three different classes of shares through this Prospectus.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds.  The share class available to an investor may vary depending on how the investor wishes to purchase shares of the Funds.
Institutional Class Shares
●	No front-end sales charge.
●	No distribution or service plan (Rule 12b-1) fees.
●	No contingent deferred sales charge.
●	$1,000 minimum initial investment.
●	No purchase maximum per transaction.
●	No conversion.
Class C Shares
●	No front-end sales charge.
●	Distribution and service plan (Rule 12b-1) fees of 1.00%.
●	A 1.00% contingent deferred sales charge on shares redeemed within one year of purchase.
●	$1,000 minimum initial investment.
●	Purchase maximum per transaction of $500,000.
●	Automatic conversion to Institutional Class Shares seven years after purchase.
When you purchase shares of a Fund, you must choose a share class.  If none is chosen, your investment will be made in Institutional Class Shares.
Information regarding the Funds' sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Funds' website since the Funds' website contains limited information.  Further information is available free of charge by calling the Funds at 1-800-773-3863.
INSTITUTIONAL CLASS SHARES
Institutional Class Shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds.  The minimum initial investment is $1,000 The minimum additional investment is $50.  The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.
CLASS C SHARES
Class C Shares are sold at net asset value.  Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell shares in the Funds.  The minimum initial investment is $1,000.  The minimum additional investment is $50.  The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.  The maximum purchase per transaction is $500,000.

Contingent Deferred Sales Charges.  If you redeem your Class C Shares within the first year of purchase, you may be subject to a contingent deferred sales charge.  The contingent deferred sales charge is imposed on the redemption proceeds according to the following schedule:
Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	1.00%
Second and Following	None
The contingent deferred sales charge is calculated as a percentage of the net asset value of the Class C Shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%.  The contingent deferred sales charge will be paid to the Distributor for providing distribution-related services with respect to the sale of Class C Shares of the Funds.  The Distributor, as paying agent for the Funds, may pay all or a portion of the contingent deferred sales charge to the broker-dealers, banks, insurance companies, and other financial intermediaries that make Class C Shares available in exchange for their services.  The Distributor may also retain a portion of the contingent deferred sales charge.
To determine if the contingent deferred sales charge applies to a redemption, the Funds redeem shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period.  Shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a contingent deferred sales charge.
The contingent deferred sales charge imposed on Class C Shares redeemed within the first year of purchase may be waived in certain circumstances.  See "Redeeming Your Shares – Contingent Deferred Sales Charge Waivers" below.
If you hold Class C Shares for seven years, they will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.  Purchases of Class C Shares made on any day during a calendar month will age, for the purpose of conversion, one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.
PURCHASE AND REDEMPTION PRICE
Determining the Fund's Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value ("NAV") after an order is received in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  A Fund's NAV per share for each class of shares is calculated by dividing the value of the Fund's total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares of the Fund attributable to that class.  To the extent that the Funds hold portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Funds do not price shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.  The NAV per share for each class of shares is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange.  The Funds do not calculate NAV on business holidays when the New York Stock Exchange is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees.  In determining the value of a Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Funds normally use third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board of Trustees.  Fair value pricing may be used in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund's NAV calculation.
Pursuant to policies adopted by the Board of Trustees, the Advisor consults with the Fund's administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Funds' valuation committee) when it believes that fair value pricing is required for a particular security.  The Funds' policies regarding fair value pricing are intended to result in a calculation of each Fund's NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Funds' normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Funds' normal pricing procedures.  The performance of a Fund may also be affected if a portfolio security's fair value price were to differ from the security's price using the Funds' normal pricing procedures.  To the extent the Funds invest in other open-end investment companies that are registered under the Investment Company Act of 1940, the Funds' net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Fund.
BUYING OR SELLING SHARES
 THROUGH A FINANCIAL INTERMEDIARY
Certain financial intermediaries have agreements with the Funds that allow them to enter purchase or redemption orders on behalf of clients and customers.  These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form.  Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.
PURCHASING SHARES
Purchases of Institutional and Class C shares can be made directly from the Funds by mail or bank wire.  In addition, brokers that are authorized designees of the Funds may receive purchase and redemption orders on behalf of the Funds.  These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Funds.  Such orders will be deemed to have been received by the Funds when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Orders received in good form before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.   Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.
The Funds reserve the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.
Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler's checks will not be accepted by the Funds.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Funds and their administrator and transfer agent.  The Funds will charge a $35 fee and may redeem shares of the Funds owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the applicable Fund, to:
Cavalier Funds
Institutional Class Shares or Class C Shares
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365

The application must contain your Social Security Number or Taxpayer Identification Number.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number.  Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.
Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.
Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then-current net asset value.  The minimum additional investment is $50.  Before adding funds by bank wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.
Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Funds will automatically charge the shareholder's checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.
Exchange Feature.  You may exchange shares of the Funds for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside.  Shares may be exchanged for shares of the same class of any other series of the Trust at the net asset value.  Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.
The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.
Share Certificates.  The Funds normally does not issue share certificates.  Evidence of ownership of shares is provided through entry in a Fund's share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.
Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor.  The Funds may also ask to see the driver's license or other identifying documents of the investor.  An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Funds receive this required information.  In addition, if after opening the investor's account the Funds are unable to verify the investor's identity after reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor.  Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.  If the Funds close an investor's account because the Funds could not verify the investor's identity, the Funds will value the account in accordance with the next NAV calculated after the investor's account is closed.  In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment.  The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.

REDEEMING SHARES
Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:
Cavalier Funds
Institutional Class Shares or Class C Shares
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
Regular mail redemption requests should include the following:
(1)
Your letter of instruction specifying the account number, class of shares, and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see "Signature Guarantees" below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.
Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Funds may delay forwarding a redemption check for recently purchased shares while the Funds determine whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.
Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of a Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-882-9281).  The confirmation instructions must include the following:
(1)	Name of Fund and class of shares;
(2)	Shareholder name and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption proceeds to the shareholder; and
(5)	Shareholder signature as it appears on the application on file with the Fund.
Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by sending a letter with your new redemption instructions to the Funds.  See "Signature Guarantees" below.
The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.
You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds.  Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Funds to be genuine.  The Funds will employ reasonable procedures, which may include requiring a form of personal identification, to confirm that instructions are genuine.  The Funds will not be liable for any losses due to fraudulent or unauthorized instructions.  The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.
Systematic Withdrawal Plan.  A shareholder who owns Fund shares of a particular class valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the applicable Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of a Fund or paid in cash.  Contingent deferred sales charges will not apply to shares redeemed under this plan.  Call or write the Funds for an application form.

Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $250 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice.  If the shareholder brings his account NAV up to at least $250 during the notice period, the account will not be redeemed.  Redemptions due to account size will not be subject to an otherwise applicable contingent deferred sales charge.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.
Redemptions in Kind.  The Funds do not intend, under normal circumstances, to redeem shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund's NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of a Fund's NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at each Fund's election.
Signature Guarantees.  To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.
Contingent Deferred Sales Charge Waivers.  The contingent deferred sales charge imposed on Class C Shares may be waived in the following circumstances:
●	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased.
●	Tax-free returns of excess contributions to IRAs.
●
Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

●	Redemptions of Class C Shares pursuant to a systematic withdrawal plan.

●	Mandatory distributions from a tax-deferred retirement plan or IRA.
If you wish to request that a contingent deferred sales charge be waived for one of the reasons stated above, contact your broker-dealer, bank, insurance company, or other financial intermediary, or the Funds.  Such waiver requests must be made at the time of redemption.
Reinstatement Privilege.  If you sell Class C Shares of the Funds, you may reinvest some or all of the proceeds in Class C Shares within 90 days without a contingent deferred sales charge.  Reinstated Class C Shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge.  This privilege can only be used once per calendar year.  If you want to use the reinstatement privilege, contact your financial representative or broker-dealer.
Miscellaneous.  The Funds reserve the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared, which may take up to 15 days from the date of purchase.  The Funds may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the New York Stock Exchange is closed, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the Securities and Exchange Commission for the protection of the Funds' shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.
FREQUENT PURCHASES AND REDEMPTIONS
Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to a Fund's other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of a Fund's portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, a Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.
The Board of Trustees has adopted a policy that is intended to discourage frequent trading by shareholders.  The Funds do not accommodate frequent trading.  Under the adopted policy, the Funds' transfer agent provides a daily record of shareholder trades to the Advisor.  The Funds' transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, a Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in such Fund for at least 30 calendar days after the second redemption transaction.

The Funds and Advisor intend to apply this policy uniformly, except that the Funds may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Funds.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Funds.  Consequently, the ability of the Funds to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Funds can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.
In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in a Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.

OTHER IMPORTANT INFORMATION
DIVIDENDS, DISTRIBUTIONS, AND TAXES
The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Funds' Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.
The Funds will distribute most of their income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, and capital gains distributions, if any, will generally be paid at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28%) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.
Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.
FINANCIAL HIGHLIGHTS
The financial highlights tables on the following pages are intended to help you understand the financial performance of each Fund since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  The financial data in the table below have been derived from audited financial statements of the Funds.  The information for the fiscal year ended May 31, 2017 has been audited by BBD, LLP, an independent registered accounting firm, whose report covering such periods is incorporated by reference into the Statement of Additional Information.  This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference into the Statement of Additional Information, copies of which may be obtained at no charge by calling the Funds.  Further information about the performance of the Funds is contained in the Annual Report of the Funds, copies of which may also be obtained at no charge by calling the Funds at 1-800-773-3863.

CAVALIER ADAPTIVE INCOME FUND
Institutional Class Shares
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2013
Net Asset Value, Beginning of Year	$9.98	$9.98	$10.15	$10.19	$10.16
Income (Loss) from Investment Operations Net investment income Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.38(c) 0.46 0.84	0.10(c) (0.00)(g)(h) 0.10	0.17(c) (0.17) --	0.17(c) (0.05) 0.12	0.39 0.14 0.53
Less Distributions From: Net investment income Net realized gains Total Distributions	(0.40) -- (0.40)	(0.10) -- (0.10)	(0.16) (0.01) (0.17)	(0.16) -- (0.16)	(0.48) (0.02) (0.50)
Net Asset Value, End of Year	$10.42	$9.98	$9.98	$10.15	$10.19
Total Return (a)	8.54%	1.02%	(0.04)%	1.25%	5.33%
Net Assets, End of Year (in thousands)	$4,498	$7,063	$19,813	$9,280	$7,679
Ratios of: Gross Expenses to Average Net Assets(b) Net Expenses to Average Net Assets(b) Net Investment Income (Loss) to Average Net Assets(d)	3.90% 1.29% 3.68%	2.04% 0.94%(f) 0.98%(f)	1.72% 0.88%(e) 1.72%(e)	0.70% 0.70% 1.73%	0.86% 0.84% 3.14%
Portfolio Turnover Rate	110.84%	246.74%	106.26%	127.64%	82.95%
(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)  Does not include expenses of the investment companies in which the Fund invests.
(c)  Calculated using the average shares method.
(d)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)   Includes reimbursement of acquired fund fees.
(f)  Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(g) Less than $0.01 per share.
(h)  The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of shares in relation to fluctuating market values.

CAVALIER ADAPTIVE INCOME FUND
Class C Shares (h)
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2013
Net Asset Value, Beginning of Year	$9.67	$9.70	$9.87	$9.91	$9.94
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.29(c) 0.42 0.71	(0.01)(c) 0.01(g) (0.00)	0.08(c) (0.17) (0.09)	0.07(c) (0.04) 0.03	0.27 0.14 0.41
Less Distributions From: Net investment income Net realized gains Total Distributions	(0.31) -- (0.31)	(0.03) -- (0.03)	(0.07) (0.01) (0.08)	(0.07) -- (0.07)	(0.42) (0.02) (0.44)
Net Asset Value, End of Year	$10.07	$9.67	$9.70	$9.87	$9.91
Total Return (a)	7.46%	0.05%	(0.97)%	0.29%	4.16%
Net Assets, End of Year (in thousands)	$2,204	$1,422	$756	$818	$760
Ratios of: Gross Expenses to Average Net Assets(b) Net Expenses to Average Net Assets(b) Net Investment Income (Loss) to Average Net Assets(d)	5.27% 2.28% 2.96%	3.17% 2.12%(f) (0.14)%(f)	2.72% 1.88%(e) 0.79%(e)	1.70% 1.70% 0.73%	1.86% 1.84% 2.14%
Portfolio Turnover Rate	110.84%	246.74%	106.26%	127.64%	82.95%
(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)  Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes reimbursement of acquired fund fees.
 (f) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(g) The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of shares in relation to fluctuating market values.
(h) As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares.  There were no other changes to this class of shares.

CAVALIER DYNAMIC GROWTH FUND
Institutional Class Shares
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2013
Net Asset Value, Beginning of Year	$9.92	$12.92	$12.15	$11.55	$9.42
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on investments and options written Total from Investment Operations	(0.02)(d) 1.57 1.55	(0.02)(d) (0.93) (0.95)	(0.06)(d) 1.88 1.82	0.11(d) 1.08 1.19	0.21 1.92 2.13
Less Distributions From: Net investment income Net realized gains Total Distributions	-- (0.74) (0.74)	-- (2.05) (2.05)	(0.11) (0.94) (1.05)	(0.13) (0.46) (0.59)	-- -- --
Net Asset Value, End of Year	$10.73	$9.92	$12.92	$12.15	$11.55
Total Return (a)	16.50%	(7.71)%	16.26%	10.44%	22.61%
Net Assets, End of Year (in thousands)	$6,431	$10,831	$19,722	$23,879	$14,139
Ratios of: Gross Expenses to Average Net Assets(b) Net Expenses to Average Net Assets(b) Net Investment Income (Loss) to Average Net Assets(c)	3.61%(f) 1.43%(f) (0.21)%	1.85%(e) 1.37%(e) (0.14)%	1.27% 1.27% (0.47)%	0.70% 0.70% 0.91%	0.94% 0.88% 1.72%
Portfolio Turnover Rate	159.52%	312.56%	259.65%	425.39%	453.00%
(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(f) Includes interest expense of 0.05%.

CAVALIER DYNAMIC GROWTH FUND
Class C Shares (g)
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2013
Net Asset Value, Beginning of Year	$9.49	$12.57	$11.97	$11.48	$9.48
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on Investments and options written Total from Investment Operations	(0.13)(d) 1.51 1.38	(0.11)(d) (0.92) (1.03)	(0.18)(d) 1.83 1.65	(0.01)(d) 1.09 1.08	0.08 1.92 2.00
Less Distributions From: Net investment income Net realized gains Total Distributions	-- (0.74) (0.74)	-- (2.05) (2.05)	(0.11) (0.94) (1.05)	(0.13) (0.46) (0.59)	-- -- --
Net Asset Value, End of Year	$10.13	$9.49	$12.57	$11.97	$11.48
Total Return (a)	15.42%	(8.64)%	15.04%	9.53%	21.10%
Net Assets, End of Year (in thousands)	$887	$979	$1,208	$1,122	$865
Ratios of: Gross Expenses to Average Net Assets(b) Net Expenses to Average Net Assets(b) Net Investment Income (Loss) to Average Net Assets(c)	4.82%(f) 2.43%(f) (1.32)%	2.95%(e) 2.40%(e) (1.02)%	2.27% 2.27% (1.50)%	1.70% 1.70% (0.09)%	1.92% 1.87% 0.88%
Portfolio Turnover Rate	159.52%	312.56%	259.65%	425.39%	453.00%
 (a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(f) Includes interest expense of 0.05%.
(g) As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

CAVALIER FUNDAMENTAL GROWTH FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Period ended May 31, 2014(f)
Net Asset Value, Beginning of Period	$11.58	$12.77	$11.09	$10.00
Income (Loss) from Investment Operations Net investment income (loss)(e) Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.03 2.10 2.13	0.01 (1.19) (1.18)	0.03 1.65 1.68	(0.04) 1.13 1.09
Less Distributions From net investment income Total Distributions	(0.02) (0.02)	(0.01) (0.01)	-- --	-- --
Net Asset Value, End of Period	$13.69	$11.58	$12.77	$11.09
Total Return (c)	18.42%	(9.21)%	15.15%	10.90%(b)
Net Assets, End of Period (in thousands)	$63,142	$45,453	$53,713	$18,202
Ratios of: Gross Expenses to Average Net Assets(d) Net Expenses to Average Net Assets(d) Net Investment Income (Loss) to Average Net Assets	1.55% 1.18% 0.29%	1.51% 1.11%(g) 0.05%(g)	1.55% 1.13% 0.23%	1.25%(a) 1.25%(a) (0.64)%(a)
Portfolio Turnover Rate	135.58%	172.08%	95.22%	71.01%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
 (f) For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

CAVALIER FUNDAMENTAL GROWTH FUND
Class C Shares (h)
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Period ended May 31, 2014(f)
Net Asset Value, Beginning of Period	$11.42	$12.72	$11.16	$10.00
Income (Loss) from Investment Operations Net investment loss (e) Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.06) 2.04 1.98	(0.11) (1.18) (1.29)	(0.11) 1.67 1.56	(0.10) 1.26 1.16
Less Distributions From net investment income Total Distributions	(0.02) (0.02)	(0.01) (0.01)	-- --	-- --
Net Asset Value, End of Period	$13.38	$11.42	$12.72	$11.16
Total Return (c)	17.37%	(10.11)%	13.98%	11.60%(b)
Net Assets, End of Period (in thousands)	$2,423	$7,582	$6,840	$233
Ratios of: Gross Expenses to Average Net Assets (d) Net Expenses to Average Net Assets (d) Net Investment Loss to Average Net Assets	2.49% 2.13% (0.51)%	2.51% 2.11%(g) (0.96)%(g)	2.55% 2.13% (0.93)%	2.25%(a) 2.25%(a) (1.69)%(a)
Portfolio Turnover Rate	135.58%	172.08%	95.22%	71.01%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
 (f) For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(h) As of February 24, 2017, the "Advisor Class" Shares were renamed the "Class C" Shares. There were no other changes to this class of shares.

CAVALIER GLOBAL OPPORTUNITIES FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013(f)
Net Asset Value, Beginning of Period	$11.81	$13.13	$12.93	$11.19	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized gain (loss) on Investments Total from Investment Operations	0.05(g) 2.73 2.78	0.05(g) (1.22) (1.17)	0.05(g) 0.65 0.70	0.09(g) 1.74 1.83	0.02 1.22 1.24
Less Distributions From: Net investment income Net realized gains Total Distributions	(0.03) -- (0.03)	-- (0.15) (0.15)	(0.06) (0.44) (0.50)	(0.09) -- (0.09)	(0.05) -- (0.05)
Net Asset Value, End of Period	$14.56	$11.81	$13.13	$12.93	$11.19
Total Return (c)	23.53%	(8.92)%	5.63%	16.36%	12.41%(b)
Net Assets, End of Period (in thousands)	$22,149	$8,113	$41,049	$9,080	$4,536
Ratios of: Gross Expenses to Average Net Assets(d) Net Expenses to Average Net Assets(d) Net Investment Income to Average Net Assets(e)	2.56% 1.24% 0.39%	1.22% 0.91%(i) 0.41%(i)	1.25% 0.93%(h) 0.41%(h)	0.70% 0.70% 0.72%	0.70%(a) 0.70%(a) 0.57%(a)
Portfolio Turnover Rate	439.72%	284.69%	50.59%	3.26%	0.00%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

CAVALIER GLOBAL OPPORTUNITIES FUND
Class C Shares (j)
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013(f)
Net Asset Value, Beginning of Period	$11.61	$13.04	$12.97	$11.28	$10.00
Income (Loss) from Investment Operations Net investment loss Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.01)(g) 2.65 2.64	(0.07)(g) (1.21) (1.28)	(0.13)(g) 0.70 0.57	(0.03)(g) 1.80 1.77	(0.01) 1.32 1.31
Less Distributions From: Net investment income Net realized gains Total Distributions	(0.03) -- (0.03)	-- (0.15) (0.15)	(0.06) (0.44) (0.50)	(0.08) -- (0.08)	(0.03) -- (0.03)
Net Asset Value, End of Period	$14.22	$11.61	$13.04	$12.97	$11.28
Total Return (c)	22.73%	(9.84)%	4.64%	15.72%	13.12%(b)
Net Assets, End of Period (in thousands)	$871	$6,160	$7,229	$178	$48
Ratios of: Gross Expenses to Average Net Assets(d) Net Expenses to Average Net Assets(d) Net Investment Income (Loss) to Average Net Assets(e)	2.91% 2.14% (0.09)%	2.22% 1.84%(i) (0.56)%(i)	2.25% 1.93%(h) (1.00)%(h)	1.70% 1.70% (0.28)%	1.70%(a) 1.70%(a) (0.87)%(a)
Portfolio Turnover Rate	439.72%	284.69%	50.59%	3.26%	0.00%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(j) As of February 24, 2017, the "Advisor Class" Shares were renamed the "Class C" Shares. There were no other changes to this class of shares.

CAVALIER HEDGED HIGH INCOME FUND
Institutional Class Shares
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013(f)
Net Asset Value, Beginning of Period	$9.25	$9.63	$10.74	$10.23	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.27(g) 0.88 1.15	0.27(g) (0.41) (0.14)	0.38(g) (0.93) (0.55)	0.52(g) 0.58 1.10	0.33 0.20 0.53
Less Distributions From: Net investment income Net realized gains Total Distributions	(0.20) -- (0.20)	(0.20) (0.04) (0.24)	(0.34) (0.22) (0.56)	(0.55) (0.04) (0.59)	(0.30) -- (0.30)
Net Asset Value, End of Period	$10.20	$9.25	$9.63	$10.74	$10.23
Total Return (c)	12.45%	(1.40)%	(2.19)%	11.18%	5.37%(b)
Net Assets, End of Period (in thousands)	$4,789	$7,392	$32,214	$16,552	$9,366
Ratios of: Gross Expenses to Average Net Assets(d) Net Expenses to Average Net Assets(d) Net Investment Income to Average Net Assets(e)	4.06% 1.40% 2.77%	2.00% 1.01%(i) 2.89%(i)	1.23% 0.90%(h) 5.40%(h)	0.70% 0.70% 5.26%	0.70%(a) 0.70%(a) 6.59%(a)
Portfolio Turnover Rate	184.78%	327.01%	64.51%	75.79%	78.00%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

CAVALIER HEDGED HIGH INCOME FUND
Class C Shares (j)
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013(f)
Net Asset Value, Beginning of Period	$9.22	$9.67	$10.76	$10.17	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.19(g) 0.86 1.05	0.01(g) (0.26) (0.25)	0.49(g) (0.82) (0.33)	0.47(g) 0.61 1.08	0.24 0.19 0.43
Less Distributions From Net investment income Net realized gains Total Distributions	(0.18) -- (0.18)	(0.16) (0.04) (0.20)	(0.42) (0.34) (0.76)	(0.45) (0.04) (0.49)	(0.26) -- (0.26)
Net Asset Value, End of Period	$10.09	$9.22	$9.67	$10.76	$10.17
Total Return (c)	11.38%	(2.53)%	(3.01)%	11.00%	4.36%(b)
Net Assets, End of Period (in thousands)	$1,515	$850	$576	$644	$48
Ratios of: Gross Expenses to Average Net Assets(d) Net Expenses to Average Net Assets(d) Net Investment Income to Average Net Assets(e)	5.48% 2.37% 1.93%	3.00% 2.21%(i) 0.08%(i)	2.23% 1.90%(h) 4.40%(h)	1.70% 1.70% 4.26%	1.76%(a) 1.76%(a) 5.71%(a)
Portfolio Turnover Rate	184.78%	327.01%	64.51%	75.79%	78.00%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
 (d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(j) As of February 24, 2017, the "Advisor Class" Shares were renamed "Class C" Shares. There were no other changes to this class of shares.

CAVALIER MULTI STRATEGIST FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013 (e)
Net Asset Value, Beginning of Period	$11.00	$12.09	$12.09	$11.06	$10.00
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.01)(f) 1.31 1.30	(0.00)(f)(i) (0.71) (0.71)	0.10(f) 0.35 0.45	0.06(f) 1.29 1.35	0.12 1.09 1.21
Less Distributions From net investment income From net realized gains Total Distributions	-- -- --	-- (0.38) (0.38)	(0.11) (0.34) (0.45)	(0.11) (0.21) (0.32)	(0.15) -- (0.15)
Net Asset Value, End of Period	$12.30	$11.00	$12.09	$12.09	$11.06
Total Return	11.82%	(5.89)%	3.91%	12.37%	12.23%(b)
Net Assets, End of Period (in thousands)	$9,178	$3,920	$11,650	$5,697	$1,862
Ratios of: Gross Expenses to Average Net Assets(c) Net Expenses to Average Net Assets(c) Net Investment Income to Average Net Assets(d)	4.87% 1.41% (0.09)%	3.92% 1.20%(h) (0.02)%(h)	2.12% 0.94%(g) 0.81%(g)	0.70% 0.70% 0.56%	0.70%(a) 0.70%(a) 0.77%(a)
Portfolio Turnover Rate	190.49%	173.62%	69.31%	26.97%	8.94%(b)
(a) Annualized.
(b) Not annualized.
(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(f) Calculated using the average shares method.
(g) Includes reimbursement of acquired fund fees.
(h) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(i) Less than $0.01 per share.

CAVALIER MULTI STRATEGIST FUND
Class C Shares (i)
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013(e)
Net Asset Value, Beginning of Period	$10.73	$11.91	$12.04	$11.16	$10.00
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.12)(f) 1.27 (1.15)	(0.12)(f) (0.68) (0.80)	0.01(f) 0.31 0.32	(0.05)(f) 1.24 1.19	-- 1.29 1.29
Less Distributions From net investment income From net realized gains Total Distributions	-- -- --	-- (0.38) (0.38)	(0.11) (0.34) (0.45)	(0.10) (0.21) (0.31)	(0.13) -- (0.13)
Net Asset Value, End of Period	$11.88	$10.73	$11.91	$12.04	$11.16
Total Return	10.72%	(6.75)%	2.82%	10.84%	13.04%(b)
Net Assets, End of Period (in thousands)	$643	$381	$264	$122	$9
Ratios of: Gross Expenses to Average Net Assets(c) Net Expenses to Average Net Assets(c) Net Investment Income (Loss) to Average Net Assets(d)	5.85% 2.44% (1.06)%	5.25% 2.27%(h) (1.05)%(h)	3.12% 1.94%(g) 0.04%(g)	1.70% 1.70% (0.43)%	1.70%(a) 1.70%(a) 0.68%(a)
Portfolio Turnover Rate	190.49%	173.62%	69.31%	26.97%	8.94%(b)
(a) Annualized.
(b) Not annualized.
(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(f) Calculated using the average shares method.
(g) Includes reimbursement of acquired fund fees.
(h) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(i) As of February 24, 2017, the "Advisor Class" Shares were renamed the "Class C" Shares. There were no other changes to this class of shares.

CAVALIER TACTICAL ROTATION FUND

Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$11.26	$12.23	$11.74	$10.67	$10.00
Income (Loss) from Investment Operation Net investment income (loss) Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.08(g) 1.44 1.52	(0.00)(g)(j) (0.66) (0.66)	0.04(g) 1.02 1.06	0.04(g) 1.60 1.64	(0.01) 0.75 0.74
Less Distributions From: Net investment income Net realized gains Total Distributions	-- -- --	-- (0.31) (0.31)	(0.06) (0.51) (0.57)	(0.04) (0.53) (0.57)	(0.07) -- (0.07)
Net Asset Value, End of Period	$12.78	$11.26	$12.23	$11.74	$10.67
Total Return (c)	13.50%	(5.41)%	9.29%	15.71%	7.46%(b)
Net Assets, End of Period (in thousands)	$89,872	$81,866	$92,098	$30,116	$12,573
Ratios of: Gross Expenses to Average Net Assets(d) Net Expenses to Average Net Assets(d) Net Investment Income (Loss) to Average Net Assets(e)	1.41% 1.40% 0.64%	1.42% 1.26%(i) (0.03)%(i)	1.41% 1.20%(h) 0.36%(h)	1.25% 1.25% 0.36%	1.20%(a) 1.20%(a) (0.33)%(a)
Portfolio Turnover Rate	166.56%	633.50%	323.99%	394.35%	98.01%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.(j) Less than $0.01 per share.

CAVALIER TACTICAL ROTATION FUND
Class C Shares (j)
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013(f)
Net Asset Value, Beginning of Period	$10.99	$12.06	$11.69	$10.65	$10.00
Income (Loss) from Investment Operations Net investment loss Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.02)(g) 1.39 1.37	(0.11)(g) (0.65) (0.76)	(0.11)(g) 1.04 0.93	(0.09)(g) 1.69 1.60	(0.02) 0.73 0.71
Less Distributions From: Net investment income Net realized gains Total Distributions	-- -- --	-- (0.31) (0.31)	(0.05) (0.51) (0.56)	(0.03) (0.53) (0.56)	(0.06) -- (0.06)
Net Asset Value, End of Period	$12.36	$10.99	$12.06	$11.69	$10.65
Total Return (c)	12.47%	(6.33)%	8.24%	15.37%	7.15%(b)
Net Assets, End of Period (in thousands)	$2,076	$7,823	$9,955	$558	$126
Ratios of: Gross Expenses to Average Net Assets(d) Net Expenses to Average Net Assets(d) Net Investment Loss to Average Net Assets(e)	2.41% 2.40% (0.14)%	2.41% 2.25%(i) (0.99)%(i)	2.41% 2.20%(h) (0.95)%(h)	2.25% 2.25% (0.78)%	2.20%(a) 2.20%(a) (2.19)%(a)
Portfolio Turnover Rate	166.56%	633.50%	323.99%	394.35%	98.01%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(j) As of February 24, 2017, the "Advisor Class" Shares were renamed the "Class C" Shares. There were no other changes to this class of shares.

ADDITIONAL INFORMATION

Cavalier Funds
INSTITUTIONAL CLASS SHARES
 CLASS C SHARES

More information about the Funds can be found in the Statement of Additional Information, which is incorporated by reference into this prospectus.  Additional information about the Funds' investments will be available in the annual and semi-annual reports to shareholders.  The annual reports will include discussions of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.
The Funds' Statement of Additional Information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:
By telephone:	1-800-773-3863
By mail:	Cavalier Funds c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com
Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.
Investment Company Act File Number 811-22298

STATEMENT OF ADDITIONAL INFORMATION
Cavalier Funds

Cavalier Investments, LLC 12600 Deerfield Parkway, Suite 100 Alpharetta, GA 30004
Cavalier Adaptive Income Fund Institutional Class Shares CADTX Class C Shares CADAX*	Cavalier Dynamic Growth Fund Institutional Class Shares CDYGX Class C Shares CADYX*
Cavalier Fundamental Growth Fund Institutional Class Shares CAFGX Class C Shares CFGAX*	Cavalier Global Opportunities Fund Institutional Class Shares CATEX Class C Shares CATDX*
Cavalier Hedged High Income Fund Institutional Class Shares CHIIX Class C Shares CAHIX*	Cavalier Multi Strategist Fund Institutional Class Shares CMSFX Class C Shares CMSYX*
Cavalier Tactical Rotation Fund Institutional Class Shares CTROX Class C Shares CATOX*

* The Class C Shares were formerly known as the Advisor Class Shares.

 September 28, 2017

Each a series of the
Starboard Investment Trust
116 South Franklin Street
Rocky Mount, North Carolina 27804
 Telephone 1-800-773-3863

This Statement of Additional Information is meant to be read in conjunction with the prospectus for the Cavalier Funds, dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Cavalier Funds should be made solely upon the information contained herein.  Copies of the Cavalier Funds' prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Funds at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Cavalier Funds' prospectus.

TABLE OF CONTENTS
Page
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	16
PORTFOLIO TRANSACTIONS	17
DESCRIPTION OF THE TRUST	19
MANAGEMENT AND OTHER SERVICE PROVIDERS	20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	39
SPECIAL SHAREHOLDER SERVICES	40
DISCLOSURE OF PORTFOLIO HOLDINGS	42
NET ASSET VALUE	43
ADDITIONAL TAX INFORMATION	44
FINANCIAL STATEMENTS	47
APPENDIX A – DESCRIPTION OF RATINGS	48
APPENDIX B – PROXY VOTING POLICIES	52

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
Starboard Investment Trust ("Trust") was organized on May 13, 2009 as a Delaware statutory trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company.  The Cavalier Adaptive Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, and Cavalier Tactical Rotation Fund (each a "Fund" and collectively, "Funds") are separate, diversified series of the Trust.  Prior to August 4, 2015, the Funds were known as the Rx Funds and each Fund's name included "Rx" in the title rather than "Cavalier." In addition, the Cavalier Multi Strategist Fund was known as the Rx Premier Managers Fund. Prior to May 3, 2013, the Funds (except the Cavalier Fundamental Growth Fund) were known as the FMX Funds and each Fund's name included "ISM" in the title rather than "RiskX."  In addition, the Cavalier Global Opportunities Fund was known as the ISM Strategic Equity Fund, the Cavalier Traditional Fixed Income Fund was known as the ISM Strategic Fixed Income Fund, the Cavalier Tactical Rotation Fund was known as the ISM Global Alpha Tactical Fund, and the Cavalier Multi Strategist Fund was known as was known as the ISM Premier Asset Management Fund.  Prior to September 18, 2012, the Cavalier Dynamic Growth Fund was known as that FMX Growth Allocation Fund and the Cavalier Stable Income Fund was known as the FMX Total Return Fund.  As of August 20, 2015, the Funds' investment advisor is Cavalier Investments, LLC (the "Advisor" or "Cavalier Investments"). During the period between August 1, 2015 and August 19, 2015, the Funds' investment advisor was Compass Capital Corporation. Prior to August 1, 2015, the Funds' investment advisor was FolioMetrix, LLC. The vote at a forthcoming shareholder meeting will determine whether Cavalier Investments will continue as the permanent advisor to the Funds. The Prospectus describes each Fund's investment objective and principal investment strategy, as well as the principal investment risks of the Funds.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds.  Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Funds may invest.  Appendix B contains copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures.
The Funds are "fund of funds." Beaumont Capital Management, LLC manages the Cavalier Global Opportunities Fund and the Cavalier Tactical Rotation Fund, Bluestone Capital Management, LLC manages the Cavalier Multi-Strategist Fund, Buckhead Capital Management, LLC manages the Cavalier Adaptive Income Fund, Carden Capital LLC manages the Cavalier Hedged High Income Fund and the Multi-Strategist Fund, Julex Capital Management, LLC manages the Multi-Strategist Fund, Navellier & Associates, Inc. manages the Cavalier Fundamental Growth Fund, StratiFi, LLC manages the Cavalier Dynamic Growth Fund, and Validus Growth Investors, LLC manages the Cavalier Dynamic Growth Fund (the "Sub-Advisors").  The following sections provide additional information about the principal and non-principal investment strategies and risks of the Funds that are managed by the Advisor.  Additional information about the principal and non-principal investment strategies and risks of the Funds follows these sections.
Additional Information Regarding the Principal Strategies and Risks for the Funds
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Funds' investment program will be successful.  Investors should carefully review the descriptions of the Funds' investments and their risks described in the Funds' Prospectus and this Statement of Additional Information.
Common Stocks.  The equity portion of the Fund's portfolio will include common stocks traded on domestic securities exchanges.  Prices of common stocks in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all common stocks, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
2

Investment Companies.  The Funds will invest in securities of other investment companies, including, without limitation, money market funds and exchange traded funds.  The Funds investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Funds will be prevented from: 1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; 2) investing more than 5% of a Fund's assets in any single such investment company, and 3) investing more than 10% of a Fund's assets in investment companies overall;  unless: (i) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by FINRA for funds of funds. In addition to ETFs, the Fund may invest in other investment companies, including open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Funds under Section 12(d)(1)(F), then the Funds will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Funds in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:
Multiple Layers of Fees.  By investing in other investment companies indirectly through the Funds, prospective investors will directly bear the fees and expenses of the Funds' Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies' managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Funds.
Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Funds have no control over the risks taken by the underlying investment companies in which they invest.
Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies' managers, the Advisor will have little or no means of independently verifying valuations of the Funds' investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies' managers.  In the event that such valuations prove to be inaccurate, the NAV of the Funds could be adversely impacted and an investor could incur a loss of investment in the Funds.
Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Funds may not be able to redeem their interests in other investment companies' securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Funds are unable to redeem interests in other investment companies, the Funds may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Funds' investments and an investor could incur a loss of investment in the Funds.
Lack of Control.  Although the Funds and the Advisor will evaluate regularly each Portfolio Fund to determine whether such Portfolio Fund's investment program is consistent with each respective Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  Even though each Portfolio Fund is subject to certain constraints, the investment advisor to each such Portfolio Fund may change aspects of their investment strategies at any time.  The Advisor will not have the ability to control or influence the composition of the investment portfolio of any Portfolio Fund.
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Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies' managers may target or concentrate other investment companies' investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Funds' portfolios (and by extension the value of an investment in the Funds) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value of the shares of the other investment companies and in the return on the other investment companies' investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Funds' investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Funds' investments and an investor could incur a loss of investment in the Funds.
Exchange Traded Funds.  The Funds and the other investment companies in which the Funds invest may invest in exchange traded funds ("ETF").  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF presents the same risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Funds and these costs and expenses will in turn increase the Funds' expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF's shares may trade at a discount to the ETF's net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Funds' net asset values; (ii) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF's stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Funds may acquire.
Equity Securities.  The Funds and the other investment companies in which the Funds invest may invest in equity securities as a principal investment strategy.  The equity portion of a Fund's portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  In addition to common stocks, the equity portion of each Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including the activities of the individual companies issuing the equity securities, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Funds to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.
Foreign Investment Risk.  The Funds and the other investment companies in which the Funds invest may invest in foreign securities as a principal investment strategy.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
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Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the EU, commonly referred to as "Brexit." There is significant market uncertainty regarding Brexit's ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.
Fixed-Income Securities.  The Funds and the other investment companies in which the Funds invest may invest in fixed-income securities as a principal investment strategy, including government and corporate bonds, money market instruments, junk bonds, and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Funds or other investment companies in which the Funds invest may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc.  ("Moody's") or below "BBB" by Standard & Poor's Ratings Group ("S&P") or below investment grade by other recognized rating agencies.  The Funds may invest directly in unrated securities or indirectly through other investment companies that invest in unrated securities.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:
Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and a Fund's asset values.
Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, a Fund or an investment company in which a Fund invests, as applicable, would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the other investment companies' assets.  If a Fund or an investment company in which a Fund invests, as applicable, experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the rate of return.
Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the ability of the Funds or the  investment companies in which the Funds invest to accurately value high yield bonds and may hinder their ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Fund or an investment company in which a Fund invests must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so a Fund or an investment company in which the Fund invests, as applicable, can meet redemption requests.
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High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  The Funds or the investment companies in which the Funds invest will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by the Fund or an investment company in which a Fund invests will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, including the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.
The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.
Money Market Instruments.  The Funds and the other investment companies in which the Funds invest may invest in money market instruments as a principal investment strategy, including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Funds or such investment companies, as applicable.  Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When the Funds or an investment company acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.
U.S. Government Securities and U.S. Government Agency Securities.  The Funds and the other investment companies in which the Funds invest may invest in U.S. Government Securities and U.S. Government Agency Securities as a principal investment strategy.   U.S. Government securities and U.S. Government Agency Securities include (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government agencies and sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Funds' shares.
Municipal Securities. Municipal securities share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds formerly issued pursuant to federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).
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Municipal securities are subject to credit and market risk. Prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, including the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.
Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they cannot guarantee debt with assets (government assets are public property).  The principal risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  While the Funds will not invest directly in debentures as a principal investment strategy, the Funds may invest in all types of debentures, including corporate and government debentures, directly or indirectly through investments in shares of other investment companies.
Mortgage-Backed and Asset-Backed Securities.  The Funds and the other investment companies in which the Funds invest may invest in mortgage-backed and asset-backed securities as a principal investment strategy.  Mortgage-backed securities are mortgage related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities.  Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies and government-related organizations, as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.  Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool.  Accordingly, the Funds or investment companies in which the Funds invest, as applicable, will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages.  Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property.  Regular payments received on asset-backed securities include both interest and principal.  Asset-backed securities typically have no U.S. Government backing, though they are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution.  If the letter of credit is exhausted and the full amounts due on the underlying loans are not received because of unanticipated costs, depreciation, damage, or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities.  Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
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If the Fund or an investment company in which a Fund invests purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received.  When the interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received.  For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore it is not possible to predict accurately the security's return.  In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities, are not subject to the Funds' industry concentration restrictions because securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities are excluded from the restriction.  Privately-issued mortgage-backed securities are, however, subject to the Funds' industry concentration restrictions.
Real Estate Securities.  The Funds and the other investment companies in which the Funds invest may invest in securities of issuers primarily engaged in or related to the real estate industry.  The Funds or investment companies in which the Funds invest may invest in real estate investment trusts ("REITs") and real estate operating companies, as well as other types of real estate securities including publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development.  A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests in income producing real estate or real estate loans or interests.  Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:  possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent.  Equity REITs invest the majority of their assets directly in real property and derive income from the collection of rents.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.
REITs (especially mortgage REITs) are also subject to interest rate risks.  When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.  In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.  Investing in REITs involves risks similar to those associated with investing in small capitalization companies.  REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
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Derivative Instruments.  When the Funds, or other investment companies in which the Funds invest, enter into short sales, options, futures, and other forms of financial derivatives specifically described below, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  Unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions.  Derivatives may magnify the Funds' gains or losses, causing it to make or lose substantially more than it invested.
The Funds may invest in derivative instruments for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Funds to various risks.  To the extent that the Funds invests directly in financial derivatives, the Funds will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including SEC Release 10666 that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.
When used for hedging purposes, increases in the value of the securities the Funds hold or intend to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Funds to greater risks.
The Funds' ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Funds are hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Funds' prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Funds may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:
●	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
●
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

●	differences between the derivatives, including different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.
While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds.  A currency hedge should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer's creditworthiness.  Because the value of the Funds' foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds' investments precisely over time.
Before a futures contract or option is exercised or expires, the Funds can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the Funds may close out a futures contract only on the exchange the contract was initially traded.  Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist.  If there is no secondary market for the contract, or the market is illiquid, the Funds may not be able to close out a position.  In an illiquid market, the Funds may:
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●	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
●	have to purchase or sell the instrument underlying the contract;
●	not be able to hedge its investments; and
●	not be able to realize profits or limit its losses.
Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions:
●	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
●	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
●	the facilities of the exchange may not be adequate to handle current trading volume;
●	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
●	investors may lose interest in a particular derivative or category of derivatives.
If the Advisor incorrectly predicts securities market and interest rate trends, the Funds may lose money by investing in derivatives.  If the Funds were to write a call option based on the Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the Funds could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Funds were to write a put option based on the Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the Funds could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Funds and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the Funds may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The Funds may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
●	actual and anticipated changes in interest rates;
●	fiscal and monetary policies; and
●	national and international political events.
Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Short Sales.  While the Funds will not short securities as a principal investment strategy, the Funds will indirectly be subject to short sales risk to the extent an investment company held by a Fund shorts securities.  A short sale is a transaction in which a party sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.  When a party makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The party is required to make a margin deposit in connection with such short sales; the party may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.  If the price of the security sold short increases between the time of the short sale and the time the party covers the short position, the party will incur a loss; conversely, if the price declines, the party will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.
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Options.  The Funds and the other investment companies in which the Funds invest may purchase and write put and call options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the entire investment in the option will be lost.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when an option position is closed out.  Furthermore, if trading restrictions or suspensions are imposed on the options market, it may not be possible to close out a position.
A Fund may write a call or put option only if the option is "covered" by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, a Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, a Fund could (i) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (ii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
Futures Contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the Funds or investment companies in which the Funds invest, upon entering into a futures contract (and to maintain the open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.
If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds or investment companies in which the Funds invest.  These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."  The Funds are expected to earn interest income on initial and variation margin deposits.
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The Funds and investment companies in which the Funds invest will incur brokerage fees when they purchase and sell futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Funds and investment companies in which the Funds invest will usually be liquidated in this manner, the Funds and investment companies in which the Funds invest may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission.  Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  However, segregation of assets is not required if a Fund "covers" a long position.  For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).
Swaps.  The Funds, and the other investment companies in which the Funds invest, may invest in swap agreements.  A swap is an agreement between two parties (known as counterparties) where one stream of payments is exchanged for another.  The parties agree to exchange to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (the notional value of the agreement) with the payments calculated with reference to a specified asset, reference rate, or index.  Swaps allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.  For purposes of calculating the NAV, the Funds will price swaps at their market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.
The Funds may use swaps for both speculative and hedging purposes.  Swaps can be used as part of a strategy that is intended to reduce a Fund's exposure to various risks or as a substitute for taking a direct position in the underlying asset.  The Funds may use swaps to limit or manage exposure to fluctuations in interest rates, currency exchange rates, or potential defaults by credit issuers.  The Funds may also attempt to enhance returns by investing in total return swaps.  A total return swap provides a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty.  For example, the Fund may agree to pay a counterparty the total return earned or realized on the notional amount of a particular stock and any dividends declared with respect to that stock. In return, the Fund would make payments based on the notional amount calculated at the specified rate and would be required to pay amounts resulting from a decline in the value of the stock.
Most swaps provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by the Fund and the counterparty. During the term of a swap, the Fund is usually required to pledge to the counterparty, from time to time, an amount of cash or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments.
Since a swaps transaction can result in a loss greater than the amount invested, the Funds will comply with guidance from the staff of the Securities and Exchange Commission regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require a Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In particular, each Fund will ensure that its potential obligations with respect to the swap will be met by segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund's books or in a segregated account at the Fund's custodian.  For swaps that call for periodic netting between the Fund and its counterparty, the segregated amount is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of swaps, the segregated amount is the notional value of the contract.
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The use of swaps subjects the Funds to the risk of default by the counterparty.  A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction, although bankruptcy and insolvency laws could affect a Fund's rights as a creditor.   Additionally, the use of credit default swaps can result in losses if the Advisor does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because swaps are two-party contracts, they may subject the Funds to liquidity risk. If a swap is particularly large or if the relevant market is illiquid, a Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swaps they trade. Participants could refuse to quote prices for swaps or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell.
Swaps are highly specialized instruments, and their use involves investment techniques and risks different from those associated with other traditional investments. The use of swaps requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.  Whether the Funds will be successful in using swaps to achieve its investment goals depends on the ability of the Advisor to correctly forecast future market trends or the values of assets, reference rates, indexes, or other economic factors when establishing swap positions.
Liquidity Impact of Margin and Segregation Requirements.  Although the Funds will segregate cash and liquid assets in an amount sufficient to cover its open obligations with respect to written options and short sales, the segregated assets will be available to the Funds immediately upon closing out the positions, while settlement of securities transactions could take several days. However, because the Funds' cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the position remains open, the Funds' returns could be diminished due to the opportunity losses of foregoing other potential investments.
Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds.  High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains.  If the Funds realize capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.
Information Regarding the Non-Principal Strategies and Risks for the Funds
	Adaptive Income Fund	Dynamic Growth Fund	Fundamental Growth Fund	Global Opportunities Fund	Hedged High Income Fund	Multi Strategist Fund	Tactical Rotation Fund
Exchange Traded Funds	X				X
Money Market Instruments	X	X	X	X	X	X	X
Options		X

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	Adaptive Income Fund	Dynamic Growth Fund	Fundamental Growth Fund	Global Opportunities Fund	Hedged High Income Fund	Multi Strategist Fund	Tactical Rotation Fund
Portfolio Turnover				X
Temporary Defensive Positions	X	X	X		X	X
U.S. Government Securities	X				X

Exchange Traded Funds.  The Fund may invest in exchange traded funds ("ETFs").  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund's expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF's shares may trade at a discount to the ETF's net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund's net asset values; (ii) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF's stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by rules of the Securities and Exchange Commission on the amount of the ETF shares that the Fund may acquire.
Money Market Instruments.  The Fund may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Fund.  Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc., Standard & Poor's Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Sub-Advisor's opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof.  The Sub-Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.
Options.  The Fund may purchase and write call and put options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  The potential losses from writing call options are theoretically unlimited because the underlying security's price may appreciate indefinitely.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.
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When the Fund invests in options, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979) , that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  The Fund may write a call or put option only if the option is "covered" by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be less than 100%.
Temporary Defensive Positions.  The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Funds may hold up to 100% of their portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Funds take a temporary defensive position, the Funds may not be able to achieve their investment objectives.
U.S. Government Securities.  The Fund may invest in U.S. Government securities, defined to be (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.
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INVESTMENT LIMITATIONS
Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A "majority" for this purpose means the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.
Fundamental Restrictions.  As a matter of fundamental policy, each Fund may not:
(1)	Issue senior securities, except as permitted by the Investment Company Act of 1940;
(2)
Borrow money, except to the extent permitted under the Investment Company Act of 1940 (including, without limitation, borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, each Fund may be deemed to be an underwriter under certain federal securities laws;
(5)
Purchase or sell real estate or direct interests in real estate; provided, however, that each Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);

(6)	Invest in commodities, except that each Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;
(7)	Make investments for the purpose of exercising control or management over a portfolio company;
(8)
Make loans, provided that each Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements shall not be deemed to be the making of a loan;

(9)
With respect to 75% of its total assets, each Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund's total assets would be invested in that issuer's securities.  This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies; and (iii) obligations of the United States Government, its agencies, or instrumentalities; or

(10)
Each Fund will not concentrate its investments. Each Fund's concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to less than 25% of each Fund's total assets.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The Investment Company Act of 1940 generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.
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The Funds are allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the Investment Company Act of 1940, which presently allows an investment company to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
The Funds will not make additional investments in securities when outstanding borrowings exceed 5% of each Fund's total assets.
For purposes of the Funds' concentration policy, investments in other investment companies are not considered an investment in any particular industry or group of industries.  The Funds will not be concentrated in securities of issuers of a particular industry or group of industries if the portfolio securities of the other investment companies in which the Funds invest were deemed to be owned directly by each Fund rather than such other investment companies.  In determining the exposure of each Fund to a particular industry for purposes of the fundamental investment restriction on concentration, the Funds currently use Standard & Poor's Global Industry Classification Standard (GICS) in order to classify industries.
With respect to Funds with an 80% investment requirement pursuant to Rule 35d-1 under the Investment Company Act, other investment companies in which a Fund invests for purposes of compliance with the 80% investment requirement must also have a similar 80% investment requirement.  Accordingly, an investment company in which the Cavalier Global Opportunities Fund, Cavalier Traditional Fixed Income Fund, and Cavalier Tax Advantaged Fund invest for purposes of compliance with the 80% investment requirement must invest at least 80% of such investment company's net assets, plus borrowings for investment purposes, in equity securities, fixed income securities, and municipal bonds, respectively.   In addition, the Funds will invest so that they will not violate the 80% investment requirement if the portfolio securities of the other investment companies in which each Fund invests were deemed to be owned directly by each Fund rather than such other investment companies.
With respect to the fundamental investment restrictions above (other than those involving senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).
With respect to the Funds that principally invest in unaffiliated investment companies, neither the Funds nor the Advisor will have control or influence over the activities of the unaffiliated investment companies.  While other investment companies are subject to certain constraints of the Investment Company Act of 1940, the investment limitations of the other investment companies in which each Fund invests may differ from those of the Fund.
PORTFOLIO TRANSACTIONS
Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.  The Advisor shall manage the Funds' portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Funds, which is described in detail under "Management and Other Service Providers – Investment Advisor."  The Advisor serves as investment advisor for a number of client accounts, including the Funds.  Investment decisions for each Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.
Brokerage Selection. The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor may not give consideration to sales of shares of the Funds as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Funds' shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.
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Under Section 28(e) of the Securities Exchange Act of 1934 and the Investment Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.
The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds.  Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Funds, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Investment Advisory Agreement and will not reduce the management fees payable to the Advisor by the Funds.
The Funds may invest in securities traded in the over-the-counter market.  In these cases, the Funds may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Funds may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.
The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Funds will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Funds' interest.
The following shows the aggregate amount of brokerage commissions paid each Fund during its three most recent fiscal years, as applicable.
Fund	2017	2016	2015
Cavalier Adaptive Income Fund	$5,699	$3,324	$0
Cavalier Dynamic Growth Fund	$9,067	$24,494	$39,186
Cavalier Fundamental Growth Fund	$95,396	$91,630	$64,012
Cavalier Global Opportunities Fund	$1,327	$28,538	$7,993
Cavalier Hedged High Income Fund	$4,455	$12,079	$1,231
Cavalier Multi Strategist Fund	$4,652	$5,315	$1,913
Cavalier Tactical Rotation Fund	$17,369	$217,986	$83,226
The increase in brokerage commissions in Cavalier Adaptive Income Fund and Cavalier Fundamental Growth Fund for the fiscal years ended May 31, 2017 and May 31, 2016 from each previous fiscal year was due to increased trading activity. The decrease in brokerage commissions in Cavalier Dynamic Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, and Cavalier Tactical Rotation Fund was due to a decrease in trading activity.
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Aggregated Trades. While investment decisions for the Funds are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Funds.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.
Portfolio Turnover.  The annualized portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Funds may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Funds due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.  The portfolio turnover rates for the Cavalier Adaptive Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, and Cavalier Tactical Rotation Fund were lower for the fiscal year ended May 31, 2017 from the prior year primarily due to the Funds' investment strategy changes to actively managed Funds through the addition of investment sub-advisors. The portfolio turnover rate for the Cavalier Global Opportunities Fund was higher for the fiscal year ended May 31, 2017 from the prior year due to the Fund's investment strategy change from a Fund of Funds to an actively managed Fund through the addition of the Fund's investment sub-advisor. The portfolio turnover rate for each Fund was in excess of 100% for the fiscal year ended May 31, 2017 because of high trading volume.
DESCRIPTION OF THE TRUST
The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of 17 series. The shares are divided into classes which are described in their individual Prospectus.  Additional series and/or classes may be created from time to time.  The number of shares of each series in the Trust shall be unlimited.  When issued for payment as described in the Funds' Prospectus and this Statement of Additional Information, shares of the Funds will be fully paid and nonassessable and shall have no preemptive rights.  The Trust normally does not issue share certificates.
In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.
Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a seriesbyseries or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of shares.  Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.
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When used in the Prospectus or this Statement of Additional Information, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.
Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.
The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the Investment Company Act of 1940.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.
The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.
MANAGEMENT AND OTHER SERVICE PROVIDERS
The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.
Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years.  Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with either the Trust or the Advisor are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.
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Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	16
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust, previously known as Gardner Lewis Trust, for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	16
Independent Trustee of World Funds Trust for its forty nine series, Chesapeake Investment Trust, previously known as Gardner Lewis Investment Trust, for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	16	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	16	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Date of Birth: 06/1988	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a

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Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a
The Board met nine times during the fiscal year ended May 31, 2017.  Each Trustee attended all of the Board meetings.
Board Structure.  The Trust's Board of Trustees includes four independent Trustees, one of which, Mr. Speed, is Chairman of the Board of Trustees.  The Board has established several standing committees: the Audit Committee, Nominating Committee, Proxy Voting Committee, Governance Committee, and Qualified Legal Compliance Committee.  These standing committees are comprised entirely of the Independent Trustees.  Other information about these standing committees is set forth below.  The Board has determined that the Board's structure is appropriate given the characteristics, size, and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management.  The Board reviews its structure annually.
With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund's advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust's Chief Compliance Officer ("CCO").  The Audit Committee also meets with the Trust's independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust's financial reporting function.  When appropriate, the Board may hold special meeting or communicate directly with Trust management, the CCO, the Trust's third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.
Qualification of Trustees.  The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board's function and the Trust's business and structure, and has determined that each Trustee possesses experience, qualifications, attributes, and skills that enable the Trustee to be an effective member of the Board.
Mr. Mosley has had business experience as an owner of a real estate company.  Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a Partner of a real estate partnership and as an Account Administrator for a money management firm.  Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as President and CEO of an insurance company and as President of a company in the business of consulting and private investing.  Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as President of an insurance and property management company.
The Board has determined that each of the Trustees' careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board's functions and oversight of the Trust.
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Trustee Standing Committees.  The Trustees have established the following standing committees:
Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met eight times during the fiscal year ended May 31, 2017.
Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee meets only as necessary and did not meet during the fiscal year ended May 31, 2017.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.
Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the fiscal year ended May 31, 2017.
Governance Committee. The Independent Trustees are the current members of the Governance Committee.  The Governance Committee assists the Board of Trustees in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  The Governance Committee met once during the fiscal year ended May 31, 2017.
Qualified Legal Compliance Committee.  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the fiscal year ended May 31, 2017.
Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2016 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.
Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee in Family of Investment Companies*
James H. Speed, Jr.	Cavalier Adaptive Income Fund	A
	Cavalier Dynamic Growth Fund	A
	Cavalier Fundamental Growth Fund	A
	Cavalier Global Opportunities Fund	A
	Cavalier Hedged High Income Fund	A
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Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee in Family of Investment Companies*
	Cavalier Multi Strategist Fund	A
	Cavalier Tactical Rotation Fund	A
A
Theo H. Pitt, Jr.	Cavalier Adaptive Income Fund	A
	Cavalier Dynamic Growth Fund	A
	Cavalier Fundamental Growth Fund	A
	Cavalier Global Opportunities Fund	A
	Cavalier Hedged High Income Fund	A
	Cavalier Multi Strategist Fund	A
	Cavalier Tactical Rotation Fund	A
A
Michael G. Mosley	Cavalier Adaptive Income Fund	A
	Cavalier Dynamic Growth Fund	A
	Cavalier Fundamental Growth Fund	A
	Cavalier Global Opportunities Fund	A
	Cavalier Hedged High Income Fund	A
	Cavalier Multi Strategist Fund	A
	Cavalier Tactical Rotation Fund	A
A
J. Buckley Strandberg	Cavalier Adaptive Income Fund	A
	Cavalier Dynamic Growth Fund	A
	Cavalier Fundamental Growth Fund	A
	Cavalier Global Opportunities Fund	A
	Cavalier Hedged High Income Fund	A
	Cavalier Multi Strategist Fund	A
	Cavalier Tactical Rotation Fund	A
A
 *Includes all the funds of the Trust managed by the Advisor.
Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2016, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.
Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  The following compensation is based on figures for the fiscal year ended May 31, 2017.  Each of the Trustees serves as a Trustee to all series of the Trust, including the Funds.
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Name of Trustee	Aggregate Compensation From each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Independent Trustees
Michael G. Mosley	$2,562.50	None	None	$37,117.03
Theo H. Pitt, Jr.	$2,562.50	None	None	$37,117.03
James H. Speed, Jr.	$2,562.50	None	None	$37,117.03
J. Buckley Strandberg	$2,562.50	None	None	$37,117.03
Codes of Ethics.  The Trust and Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the Investment Company Act of 1940, which is designed to prevent affiliated persons of the Trust and Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust and Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Advisor's code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust's and Advisor's code of ethics.
Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  The Trust's Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Funds' service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.
Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight by the Trustees.  Copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information.  No later than August 31st of each year, the Funds will file Form N-PX stating how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Funds at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.
Principal Holders of Voting Securities.  As of August 31, 2017, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding share of each class of the Funds.  On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of the Funds.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Funds as of August 31, 2017.
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Cavalier Adaptive Income Fund
Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	376,320.4680 Shares	83.21%**
Class C Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	190,545.7110 Shares	80.49%**

Cavalier Dynamic Growth Fund
Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	529,835.6210 Shares	84.13%**
Class C Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	63,475.8410 Shares	68.75%**
LPL Financial 4707 Executive Drive San Diego, CA 92121	6,854.5580 Shares	7.42%**

Cavalier Fundamental Growth Fund
Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Charles Schwab & Co. Inc. 101 Montgomery St San Francisco, CA 94104	1,236,814.7620 Shares	26.70%**
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	929,115.8000 Shares	20.06%**

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LPL Financial 4707 Executive Drive San Diego, CA 92121	819,433.1860 Shares	17.69%**
Wendy Navellier 2801 Market Street, Saint Louis, MO 63103	460,179.3000 Shares	9.93%
Class C Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	81,114.6100 Shares	47.11%**
LPL Financial 4707 Executive Drive San Diego, CA 92121	20,381.9550 Shares	11.84%**
UBS WM USA 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	45,238.0920 Shares	26.28%**

Cavalier Global Opportunities Fund
Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4122	741,964.9570 Shares	43.25%**
LPL Financial 4707 Executive Drive San Diego, CA 92121	516,491.4520 Shares	30.11%**
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	231,336.8340 Shares	13.48%**
Class C Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
LPL Financial 4707 Executive Drive San Diego, CA 92121	38,916.0800 Shares	66.58%**
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	7,491.0850 Shares	12.82%**

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Cavalier Hedged High Income Fund
Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	434,489.5920 Shares	93.54%**
Class C Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	105,660.8400 Shares	59.53%**
LPL Financial 4707 Executive Drive San Diego, CA 92121	41,143.2950 Shares	23.18%**
Cavalier Multi Strategist Fund
Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	318,204.1110 Shares	43.33%**
LPL Financial 4707 Executive Drive San Diego, CA 92121	396,658.7790 Shares	54.01%**
Class C Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	31,556.5810 Shares	56.85%**
LPL Financial 4707 Executive Drive San Diego, CA 92121	9,945.0910 Shares	17.92%**
Cavalier Tactical Rotation Fund
Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	1,543,218.3810 Shares	21.25%**
LPL Financial 4707 Executive Drive San Diego, CA 92121	524,281.3600 Shares	7.22%**

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Charles Schwab & Co, Inc. 101 Montgomery St, San Francisco, CA 94104	1,066,934.9630 Shares	14.69%**
RBC Capital Markets, LLC 60 South Sixth Street Minneapolis, MN 55402	807,027.4640 Shares	11.11%**
Class C Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	73,214.0620 Shares	43.44%**
LPL Financial 4707 Executive Drive San Diego, CA 92121	39,063.2430 Shares	23.18%**
RBC Capital Markets, LLC 60 South Sixth Street Minneapolis, MN 55402	26,199.8570 Shares	15.54%**
*Deemed a "control person" of the Fund as defined by applicable regulations of the Securities and Exchange Commission.  Such control may affect the voting rights of other shareholders.  For example, persons exercising control will have more ability to influence the outcome of matters submitted to shareholders to be voted upon.
** The Fund believes that such entity does not have a beneficial ownership interest in such shares.

Investment Advisor.  Information about the Advisor, Cavalier Investments, LLC, an adviser formed for the purpose of providing services to the Funds, of 12600 Deerfield Parkway, Suite 100, Alpharetta, Georgia 30004, and their duties and compensation as Advisor is contained in the Funds' Prospectus.  Cavalier Investments, LLC is controlled by Gregory Rutherford.  The Advisor supervises the Funds' investments pursuant to an Investment Advisory Agreement.  The Investment Advisory Agreements became effective on August 1, 2016. The Investment Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds' outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party.  The Investment Advisory Agreement is terminable without penalty by the Trust upon 60 calendar days' written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days' written notice by the respective Advisor.  The Investment Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the Investment Company Act of 1940.
The Advisor manages the Funds' investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.
Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisors in the performance of its duties; or from its reckless disregard of its duties and obligations under the Investment Advisory Agreement.
As full compensation for the investment advisory services provided to the following Funds, the Advisor receives monthly compensation based on the Fund's average daily net assets calculated at an annual rate.  The following chart shows the advisory fee rates and total dollar amounts that each Fund paid to Cavalier Investments, LLC during the fiscal year ended May 31, 2017.
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Fund	Advisory Fee Rate June 1, 2016- December 28, 2016	Advisory Fee Rate December 29, 2016-May 31, 2017	Amount Incurred by the Fund	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Cavalier Adaptive Income Fund	0.45%	1.00%	$45,351	$45,351	$137,818
Cavalier Dynamic Growth Fund	0.45%	1.15%	$59,281	$59,281	$126,338
Cavalier Fundamental Growth Fund	1.00%	1.00%	$559,904	$206,022	$ -
Cavalier Global Opportunities Fund	0.45%	1.10%	$96,603	$96,603	$61,679
Cavalier Hedged High Income Fund	0.45%	1.00%	$42,923	$42,923	$132,927
Cavalier Multi Strategist Fund	0.45%	1.00%	$47,554	$47,554	$170,178
Cavalier Tactical Rotation Fund	1.00%	1.00%	$864,159	$5,023	$ -

For its services to the Cavalier Adaptive Income Fund, Cavalier Dynamic Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, and the Cavalier Multi Strategist Fund for the fiscal years ended May 31, 2016 and May 31, 2015, the Advisor and former advisor received monthly compensation based on the Funds' average daily net assets at the annual rate of 0.45%.  For its services to the Cavalier Fundamental Growth Fund and the Cavalier Tactical Rotation Fund, the Advisor and former advisor received monthly compensation based on the Fund's average daily net assets at the annual rate of 1.00%.  The following charts show the total dollar amounts that each Fund paid to Cavalier Investments, LLC and FolioMetrix, LLC for the two prior fiscal years ended May 31, 2016 and May 31, 2015.

For the period from August 1, 2015 through May 31, 2016 (Paid to Cavalier Investments)
Fund	Amount Paid
Cavalier Adaptive Income Fund	$49,130
Cavalier Dynamic Growth Fund	$54,830
Cavalier Fundamental Growth Fund	$455,600
Cavalier Global Opportunities Fund	$116,155
Cavalier Hedged High Income Fund	$40,713
Cavalier Multi Strategist Fund	$19,097
Cavalier Tactical Rotation Fund	$702,386

For the period from June 1, 2015 through July 31, 2015 (Paid to FolioMetrix, LLC)
Fund	Amount Paid
Cavalier Adaptive Income Fund	$16,940
Cavalier Dynamic Growth Fund	$22,894
Cavalier Fundamental Growth Fund	$105,400
Cavalier Global Opportunities Fund	$37,347
Cavalier Hedged High Income Fund	$24,768
Cavalier Multi Strategist Fund	$6,297
Cavalier Tactical Rotation Fund	$166,156

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2015 (Paid to FolioMetrix, LLC)
Fund	Amount Paid
Cavalier Adaptive Income Fund	$57,691
Cavalier Dynamic Growth Fund	$105,597
Cavalier Fundamental Growth Fund	$367,685
Cavalier Global Opportunities Fund	$97,834
Cavalier Hedged High Income Fund	$100,970
Cavalier Multi Strategist Fund	$42,488
Cavalier Tactical Rotation Fund	$526,963

Expense Limitation Agreement.  In the interest of limiting expenses of the Funds, the Advisors have entered into an Expense Limitation Agreement with the Funds under which they have agreed to waive or reduce their fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than certain percentages of the average daily net assets of the Funds as outlined in the chart below.

Fund	Operating Expense Limit Institutional and Class C Shares
Cavalier Adaptive Income Fund	1.25%
Cavalier Dynamic Growth Fund	1.25%
Cavalier Fundamental Growth Fund	1.25%
Cavalier Global Opportunities Fund	1.35%
Cavalier Hedged High Income Fund	1.25%
Cavalier Multi Strategist Fund	1.25%
Cavalier Tactical Rotation Fund	1.25%

Net annual operating expenses for the Funds may exceed these limits to the extent that they incur expenses enumerated above as exclusions. The Expense Limitation Agreements run through September 30, 2018, and may not be terminated prior to that date except via action by the Trust's Board of Trustees. It is expected that the Expense Limitation Agreements will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Investment Sub-Advisors.
Information about the Sub-Advisors and its duties and compensation as Sub-Advisors to the Cavalier Funds is contained in the Funds' Prospectus.  The Sub-Advisors assist the Advisor in supervising the Funds' investments pursuant to Investment Sub-Advisory Agreements. The Investment Sub-Advisory Agreements with Beaumont Financial Partners, LLC, Bluestone Capital Management, LLC, Carden Capital LLC, Julex Capital Management, LLC, Navellier & Associates, Inc., StratiFi, LLC, and Validus Growth Investors, LLC became effective on December 29, 2016. The Investment Sub-Advisory Agreement with Buckhead Capital Management, LLC became effective on June 8, 2017. The Investment Sub-Advisory Agreements will be effective for an initial two-year period and will be renewed for a period of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are neither parties to the Investment Sub-Advisory Agreements nor interested persons of any such party, or by vote of a majority of the Funds' outstanding voting securities.  The Investment Sub-Advisory Agreements will be terminable without penalty on 60-days' notice by the Trustees, by the Advisor or Sub-Advisor, or by vote of a majority of the outstanding voting securities of the applicable Fund.  The Investment Sub-Advisory Agreements, provide that it will terminate automatically in the event of its "assignment," as such term is defined in the Investment Company Act of 1940.
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Under the Investment Sub-Advisory Agreements, the Sub-Advisors are not liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Sub-Advisory Agreements, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of a Sub-Advisor in the performance of its duties; or a loss resulting from a Sub-Advisor's reckless disregard of its duties and obligations under the Agreement.
The Funds do not pay a direct fee to the Sub-Advisors. The following charts show the aggregate fees paid to the Sub-Advisors by the Advisor over the past three fiscal years:
For the period from August 1, 2016 through May 31, 2017 (Paid by Cavalier Investments)
Sub-Advisor	Compensation from Adaptive Income	Compensation from Dynamic Growth	Compensation from Fundamental Growth	Compensation from Global Opportunities	Compensation from Hedged High Income	Compensation from Multi Strategist	Compensation from Tactical Rotation	Total Compensation received
Beumont Capital Management, LLC	--	--	--	$8,743	--	--	$130,096	$138,839
Bluestone Capital Management, LLC	--	--	--	--	--	$0	--	$0
Carden Capital LLC	--	--	--	--	$717	$664	--	$1,381
Efficient Market Advisors, LLC*	$0	--	--	--	--	--	--	$0
Julex Capital Management, LLC	--	--	--	--	--	$0	--	$0
Navellier & Associates, Inc.	--	--	$42,364	--	--	--	--	$42,364
Parasol Investment Management, LLC**	--	--	--	--	--	$0	--	$0
StratiFi, LLC	--	$0	--	--	--	--	--	$0
Validus Growth Investors, LLC	--	$10,111	--	--	--	--	--	$10,111
* Efficient Market Advisors, LLC resigned as sub-advisor to the Cavalier Adaptive Income Fund on February 28, 2017.
 **Parasol Investment Management, LLC resigned as sub-advisor to the Cavalier Multi Strategist Fund on March 31, 2017.

For the period from August 1, 2015 through May 31, 2016 (Paid by Cavalier Investments)
Fund	Amount Paid
Cavalier Fundamental Growth Fund	$136,680

For the period from June 1, 2015 through July 31, 2015 (Paid by FolioMetrix, LLC)
Fund	Amount Paid
Cavalier Fundamental Growth Fund	$31,620

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2015 (Paid by FolioMetrix, LLC)
Fund	Amount Paid
Cavalier Fundamental Growth Fund	$110,305.50

Portfolio Managers. David Haviland is the portfolio manager for the Cavalier Global Opportunities Fund and the Cavalier Tactical Rotation Fund, Brian Shevland and Lee Calfo for the Cavalier Multi-Strategist Fund, Gavan Duemke and Sean Wright for the Cavalier Hedged High Income Fund and the Cavalier Multi-Strategist Fund, Matt Boden, Chad Stephens and Rick Nelson for the Cavalier Adaptive Income Fund, Scott Wetherington for the Cavalier Multi Strategist Fund, Dr. Henry Ma for the Cavalier Multi-Strategist Fund, Justin Lent for the Cavalier Dynamic Fund, Mark Scalzo for the Cavalier Dynamic Growth Fund, and Louis Navellier for the Cavalier Fundamental Growth Fund.

Compensation.  The portfolio manager's compensation varies with the general success of the Advisor as a firm.  The portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the Advisor's assets under management.  The portfolio manager's compensation is not directly linked to the Funds' performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor's distributable profits and assets under management.
Ownership of Fund Shares.  The following table shows the amount of each Fund's equity securities beneficially owned by the portfolio manager as of May 31, 2017 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Matt Boden	Cavalier Adaptive Income Fund	A
Lee Calfo	Cavalier Multi Strategist Fund	A
Gavan Duemke	Cavalier Hedged High Income Fund	A
	Cavalier Multi Strategist Fund	A
David Haviland	Cavalier Global Opportunities Fund	A
	Cavalier Tactical Rotation Fund	A
Justin Lent	Cavalier Dynamic Growth	A
Dr. Henry Ma	Cavalier Multi Strategist Fund	A
Louis Navellier	Cavalier Fundamental Growth Fund	G
Rick Nelson	Cavalier Adaptive Income Fund	A
Mark Scalzo	Cavalier Dynamic Growth	A
Brian Shevland	Cavalier Multi Strategist Fund	A
Chad Stephens	Cavalier Adaptive Income Fund	A
Scott Wetherington	Cavalier Hedged High Income Fund	A
	Cavalier Multi Strategist Fund	A
Sean Wright	Cavalier Hedged High Income Fund	A
	Cavalier Multi Strategist Fund	A
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Other Accounts.  In addition to the Funds, some of the portfolio managers are responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of the end of the Funds' fiscal year ended May 31, 2017.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Matt Boden	1	$213,377,037.66	0	$0	10	$49,386,317.53
Lee Calfo	1	$1,000,000	2	$37m	1021	$356,806,746
Gavan Duemke	0	$0	1	$3,000,000	24	$40,000,000
David Haviland	2	$88,837,616	34	$2,538,705	7,945	$2,347,341,204
Justin Lent	1	$9,099,939.28	1	$258,539.28	271	$195,393,249.31
Dr. Henry Ma	1	$104,479,499.36	0	$0	2,352	$402,530,225.57
Louis Navellier	0	$0	0	$0	2808	$737,190,366
Rick Nelson	1	$213,377,037.66	0	$0	10	$49,386,317.53
Mark Scalzo	1	$213,377,037.66	0	$0	10	$49,386,317.53
Brian Shevland	1	$1,000,000	1	$25m	1022	$368,806,746
Chad Stephens	1	$213,377,037.66	0	$0	10	$49,386,317.53
Scott Wetherington	328	$44,317,000	0	$0	0	$0
Sean Wright	0	$0	1	$3,000,000	24	$40,000,000
Accounts with Performance-Based Advisory Fee
Matt Boden	0	$0	0	$0	0	$0
Lee Calfo	0	$0	2	$37m	0	$0
Gavan Duemke	0	$0	1	$3,000,000	0	$0
David Haviland	0	$0	0	$0	0	$0
Justin Lent	0	$0	1	$258,539.28	35	$34,028,149.15
Dr. Henry Ma	0	$0	0	$0	0	$0
Louis Navellier	0	$0	0	$0	0	$0
Rick Nelson	1	$213,377,037.66	0	$0	10	$49,386,317.53
Mark Scalzo	0	$0	0	$0	0	$0
Brian Shevland	0	$0	1	$25m	0	$0
Chad Stephens	1	$213,377,037.66	0	$0	10	$49,386,317.53
Scott Wetherington	0	$0	0	$0	0	$0
Sean Wright	0	$0	1	$3,000,000	0	$0
Conflicts of Interests.  The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts consist of separately managed private clients ("Other Accounts").  The Other Accounts might have similar investment objectives as the Funds, be compared to the same index as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds.
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Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Funds.  The portfolio manager knows the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Funds, or vice versa.
Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.
Administrator.  The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The Administrator performs the following services for the Funds: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Funds expenses and instructs the Custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Funds.
Compensation of the Administrator, which is based upon an administration fee on the average daily net assets of each Fund, is at the following annual rates: 0.100% of the Funds' first $250 million, 0.080% on the next $250 million, 0.060% on the next $250 million, 0.050% on the next $250 million, 0.040% on the next $1 billion, and 0.035% on all net assets over $2 billion, with a monthly minimum general administration fee of $2,000.  The Administrator currently receives a monthly fund accounting fee of $2,250 per Fund for accounting and recordkeeping services with an additional fee of $500 per month for each additional class of shares plus an asset-based fee of 0.01% of the net assets of each Fund. The Administrator will also receive the following to procure and pay the custodian for the Funds: 0.02% on the first $200 million of each Funds' net assets and 0.009% on all assets over $200 million plus transaction fees with a minimum annual fee of $5,000.  The Administrator also charges the Funds for certain costs involved with the daily valuation of investment securities and is reimbursed for outofpocket expenses.
The following shows the total dollar amounts that each Fund paid to the Administrator for the last three fiscal years:
Fund	2017	2016	2015
Cavalier Adaptive Income Fund	$24,026	$18,084	$13,553
Cavalier Dynamic Growth Fund	$24,026	$18,750	$23,531
Cavalier Fundamental Growth Fund	$55,225	$56,100	$36,847
Cavalier Global Opportunities Fund	$24,027	$35,188	$22,753
Cavalier Hedged High Income Fund	$24,027	$17,625	$22,438
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Fund	2017	2016	2015
Cavalier Multi Strategist Fund	$24,027	$13,469	$12,051
Cavalier Tactical Rotation Fund	$86,416	$86,854	$52,759
Distributor.  The Funds will conduct a continuous offering of their securities.  Capital Investment Group, Inc. ("Distributor"), 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609, acts as the underwriter and distributor of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Funds shall from time to time identify to the Distributor as states in which each Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority.   The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services include the following: (i) maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Funds' shares.  The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Funds.
Rule 12b-1 Plan.  The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the "Plans") with respect to the Class C Shares.  Under the Plans, the Funds annually may expend a percentage of the average net asset value attributable to the Class C Shares to finance any activity which is intended to result in the sale of those shares and the servicing of shareholder accounts with respect to those shares, provided the Trustees have approved the category of expenses for which payment is being made.  Each of the Funds may expend up to 1.00% of the average daily net assets attributable to its Class C Shares.  The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  Such expenditures paid as service fees to any person who sells shares of a Fund may not exceed 0.25% of the average annual net asset value of such shares.  Potential benefits of the Plans to the Funds include improved shareholder servicing, savings to a Fund in transfer agency costs, benefits to the investment process from growth and stability of assets, and maintenance of a financially healthy management organization.
The Plan is a type of plan known as a "compensation" plan because payments are made for services rendered to the Class C Shares of the Fund with respect to the Class C Shares of the Fund regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and considering the annual renewal of the Plan.  The Distributor has indicated that it expects its expenditures to include, without limitation, the costs of: (i) printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports; (ii) development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of Fund shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the sale of shares of the Fund; and (vi) any other activity that the Distributor determines is intended to result in the sale of Fund shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares.  From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.  All of the distribution expenses incurred by the Distributor and others, such as broker dealers, in excess of the amount paid by a Fund will be borne by such persons without any reimbursement from a Fund.
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The Plans and the Distribution Agreement have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Trust and who have no direct or indirect financial interest in the Plans or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and the Distribution Agreement.  Continuation of the Plans and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above. No interested party of the Fund or non-interested Trustee has a direct or indirect financial interest in the Plans.
Each year the Trustees must determine whether continuation of each of the Plans is in the best interest of shareholders of the Funds and that there is a reasonable likelihood of it providing a benefit to the Funds.  The Trustees have made such a determination for the current year of operations under the Plans.  The Plans, the Distribution Agreement, and any dealer agreement with any broker/dealers (each, a "Dealer Agreement") may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or, with respect to a particular class of shares, by a majority vote of the outstanding voting stock of that class.  Any amendment materially increasing the maximum percentage payable under the Plans, with respect to a particular class of shares, must likewise be approved by a majority vote of the outstanding shares of that class, as well as by a majority vote of those Trustees who are not "interested persons."  Any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the non-interested Trustees having no interest in the Plans.  In order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Trustees for their review.
The following shows the total dollar amounts that each Fund paid under the Plan for the last three fiscal years:
Fund	2017	2016	2015
Cavalier Adaptive Income Fund	$16,701	$10,477	$8,057
Cavalier Dynamic Growth Fund	$9,203	$11,780	$11,737
Cavalier Fundamental Growth Fund	$49,014	$79,301	$21,776
Cavalier Global Opportunities Fund	$36,364	$65,432	$21,129
Cavalier Hedged High Income Fund	$9,564	$6,417	$6,305
Cavalier Multi Strategist Fund	$6,473	$3,324	$2,347
Cavalier Tactical Rotation Fund	$49,678	$87,821	$34,155
Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.
Custodian.  UMB Bank, n.a., located at 1010 Grand Blvd, Kansas City, Missouri 64106, serves as custodian for the Funds' assets.  The custodian acts as the depository for the Funds, safe keeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds' request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of each Fund plus additional out-of-pocket and transaction expenses as incurred by the Funds.  The Custodian's compensation is subject to a minimum annual amount of $5,000 for each Fund.
Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC, located at 500 East Swedesford Road, Suite 104, Wayne, Pennsylvania, 19087. The Trust's Chief Compliance Officer will prepare and update the Trust's compliance manual and monitor and test compliance with the policies and procedures under the Trust's compliance manual.
Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA 19103, to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, and prepare the Funds' federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Funds at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.
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Legal Counsel.  Holland & Knight LLP serves as legal counsel to the Trust and the Fund.
Additional Payments to Financial Firms.  The Distributor, Cavalier Investments and their affiliates may from time to time make payments and provide other incentives to financial firms as compensation for services such as providing the Funds with "shelf space." or a higher profile for the financial firms' financial advisors and their customers, placing the Funds on the financial firms' preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms' financial advisors (including through the firms' internet websites or in customer newsletters, providing assistance in training and educating the financial firms' personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms.
A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds and/or other funds sponsored by the Distributor, Cavalier Investments and their affiliates together or a particular class of shares, during a specified period of time. The Distributor, Cavalier Investments and their affiliates also may make payments to one or more financial firms based upon factors such as the amount of assets a financial firm's clients have invested in the Funds and the quality of the financial firm's relationship with the Distributor, Cavalier Investments and their affiliates.
In addition to the payments described above, further amounts may be paid to financial firms for providing services with respect to shareholders holding Fund shares in nominee or street name, including, but not limited to, the following services: providing explanations and answering inquiries regarding the Funds and their accounts; providing recordkeeping and other administrative services, including preparing record date shareholder lists for proxy solicitation; maintaining records of and facilitating shareholder purchases and redemptions; processing and mailing transaction confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other Securities and Exchange Commission-required communications to shareholders; providing periodic statements to certain benefit plans and participants in such plans of the Funds held for the benefit of each participant in the plan; processing, collecting and posting distributions to their accounts; issuing and mailing dividend checks to shareholders who have selected cash distributions; assisting in the establishment and maintenance of shareholder accounts; providing account designations and other information; capturing and processing tax data; establishing and maintaining automatic withdrawals and automated investment plans and shareholder account registrations; providing sub-accounting services; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assure compliance with applicable blue sky requirements; and performing similar administrative services as requested by the Distributor, Cavalier Investments or their affiliates to the extent that the firm is permitted by applicable statute, rule or regulation to provide such information or services. The actual services provided, and the payments made for such services, vary from firm to firm.
In addition, Cavalier Investments, the Distributor or their affiliates may pay or cause to be paid financial firms a flat fee to cover certain set-up costs by Fund or share class. These payments, taken together in the aggregate, may be material to financial firms relative to other compensation paid by a Fund and/or Cavalier Investments, the Distributor and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees, and (ii) marketing support, revenue sharing or "shelf space" fees. The additional servicing payments and set-up fees described above may differ depending on the Fund and may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts.
The additional payments described above may be made from the Distributor's or Cavalier Investment's (or their affiliates') own assets (and sometimes, therefore referred to as "revenue sharing") pursuant to agreements with broker-dealers or other financial firms and do not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. These payments may be made to financial firms (as selected by the Distributor or Cavalier Investments) that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary. In some cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.
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If investment advisers, distributors or affiliated persons of mutual funds make or cause to be made payments and provide other incentives in differing amounts, financial firms and their financial advisors may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial advisors also may have a financial incentive for recommending a particular share class over other share classes. Because financial firms and plan recordkeepers may be paid varying amounts per class for sub-accounting and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another or one fund class over another. You should review carefully any disclosure by the financial firm or plan recordkeepers as to its compensation.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Funds' prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Funds' prospectus:
Purchases.  Institutional and Class C shares of the Funds are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor, or the Funds directly. Selling dealers have the responsibility of transmitting orders promptly to the Funds.  The purchase price of shares of the Funds is based on the net asset value next determined after the order is received, subject to the order being accepted by the Funds in good form.  Net asset value is normally determined at the time regular trading closes on the New York Stock Exchange on days the New York Stock Exchange is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the New York Stock Exchange closes earlier), as described under "Net Asset Value" above.  The net asset value per share of the Funds is not calculated on business holidays when the New York Stock Exchange is closed.  An order received prior to the time regular trading closes on the New York Stock Exchange will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the New York Stock Exchange will be executed at the price calculated as of that time on the next business day.
The Funds reserve the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Funds and their shareholders; and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.
Sales Charges.  No front-end sales charge is imposed with respect to the Institutional Class Shares or Class C Shares of the Funds.  A 1.00% contingent deferred sales charge is imposed with respect to Class C Shares redeemed within the first year of purchase.  The Distributor may, out of its own resources and assets or through an existing financing arrangement with the Advisor, pay commissions to broker-dealers for selling Class C Shares, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge if redeemed.  The Distributor may pay such broker-dealers a commission of up to 1% of the amount invested in Class C Shares subject to a contingent deferred sales charge.  Should the Distributor decide to pay such commissions to broker-dealers through its existing financing arrangement with the Advisor, the financing arrangement will work as follows.  The Advisor will forward to the Distributor a payment equal to an estimated amount of commissions.  When the Distributor pays a commission to a broker-dealer for selling Class C Shares, the Advisor will receive payments under the applicable Fund's Rule 12b-1 Plan for one year following the sale of such Class C Shares.  These payments will equal 1.00% of the average daily net assets of the Class C Shares that were sold.  If Class C Shares are redeemed, then the Advisor will receive any contingent deferred sales charges collected by the Distributor and will no longer receive payments under the applicable Fund's Rule 12b-1 Plan with respect to the redeemed shares.  In the event that the Distributor pays such commissions out of its own resources (and not under such a financing arrangement), the Distributor may then receive any contingent deferred sales charges imposed on redemptions of those shares and all or a portion of the compensation with respect to those shares under the Funds' Rule 12b-1 Plans.  From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.
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Redemptions.  The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed for other than customary weekend and holiday closings, or that trading on the New York Stock Exchange is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds.  No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds. Please contact the financial firm for details.
Involuntary Redemptions.  In addition to the situations described in the Funds' prospectus under "Redeeming Fund Shares," the Funds may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds' prospectus from time to time or to close a shareholder's account if the Funds are unable to verify the shareholder's identity.  Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.
Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.
SPECIAL SHAREHOLDER SERVICES
The Funds offer the following special shareholder services:
Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Funds' prospectus, share certificates are normally not issued.
Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.
Purchases In Kind.  The Funds may accept securities in lieu of payment for the purchase of shares in a Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Funds, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price – Determining the Funds' Net Asset Value" in the Funds' prospectus.
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Systematic Withdrawal Plan.  Shareholders owning shares of a particular class with a value of $5,000 or more may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") for the applicable class of shares.  A shareholder may receive monthly or quarterly payments, in amounts of not less than $50 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month or quarterly) in order to make the payments requested.  The Funds have the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Funds' prospectus, or are available by calling the Funds.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares – Signature Guarantees" in the Funds' prospectus).  A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  Contingent deferred sales charges will not apply to shares redeemed under this plan.  Costs in conjunction with the administration of the plan are borne by the Funds.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Funds upon 60-days' written notice or by a shareholder upon written notice to the Funds.  Applications and further details may be obtained by calling the Funds at 1-800-773-3863 or by writing to:
Cavalier Funds
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, NC 27803-0365
Redemptions In-Kind. The Funds do not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f1 of the Investment Company Act of 1940, wherein each Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.
Transfer of Registration.  To transfer shares to another owner, send a written request to the Funds at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signatures of the registered owners exactly as the signatures appear on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Funds' prospectus under the heading "Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Funds.
Employees and Affiliates of the Funds.  The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Funds may allow investments in the Funds with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.
Dealers.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Funds.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industries Regulatory Authority.  None of the aforementioned compensation is paid directly by the Funds or their shareholders although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.
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DISCLOSURE OF PORTFOLIO HOLDINGS
The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest.  Under the Funds' policy, the Funds generally will not disclose the Funds' portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Funds may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.
The Funds may make portfolio holdings information available to the public, including the complete portfolio holdings from the previous business day.  Each Fund will generally make this information available to the public on the web pages noted in the following chart:
Cavalier Adaptive Income Fund	http://www.ncfunds.com/holdings/current-801.htm
Cavalier Dynamic Growth Fund	http://www.ncfunds.com/holdings/current-800.htm
Cavalier Fundamental Growth Fund	http://www.ncfunds.com/holdings/current-872.htm
Cavalier Global Opportunities Fund	http://www.ncfunds.com/holdings/current-863.htm
Cavalier Hedged High Income Fund	http://www.ncfunds.com/holdings/current-854.htm
Cavalier Multi Strategist Fund	http://www.ncfunds.com/holdings/current-860.htm
Cavalier Tactical Rotation Fund	http://www.ncfunds.com/holdings/current-851.htm

This information is also generally available on a quarterly basis within 60 days of the Funds' fiscal quarter end and will remain available until the next fiscal quarter's portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-800-773-3863.  The Funds will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Funds' Form N-CSR and Form N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.
To the extent that a Fund's portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR or Form N-Q, or by being posted to the Funds' website, such holdings may also be disclosed to any third party that requests them.
Consistent with policies approved by the Board, the officers of the Funds will share non-public portfolio holdings information with the Funds' service providers that require such information for legitimate business and Fund oversight purposes.  Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information.   The Funds have not (and do not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and their shareholders from providing such information, which include the publication of Fund ratings and rankings.
The Advisor, as well as the custodian, fund accountant and administrator, and compliance services administrator, have full daily access to the Funds' portfolio holdings.  These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.  In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.
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The Funds' distributor, transfer agent, independent public accountants, and legal counsel have access to the Funds' portfolio holdings on an ad hoc, as needed basis.  The distributor and transfer agent are subject to written agreements that establish confidentiality obligations with respect to the Funds' portfolio holdings.  The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.
Allegra Design Marketing Print Mail, PrintGrafix (a division of Sunbelt Graphics Systems, Inc.), PrinterLink Communications Group, Inc., Riverside Printing, Inc., and V.G. Reed & Sons are financial printers the Funds may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Funds' portfolio holdings.
The Funds and their service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.
The Funds currently do not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Funds have a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality.  These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Funds, research companies that allow the Advisor to perform attribution analysis for the Funds; and the Advisor's proxy voting agent to assess and vote proxies on behalf of the Funds.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds' portfolio holdings information.
The Funds' policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust's Chief Compliance Officer, (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Funds' investment advisor, any principal underwriter for the Trust or an affiliated person of the Trust, and (iv) receipt of reports on any known disclosure of the Funds' portfolio holdings to unauthorized third parties.  The Funds and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the Chief Compliance Officer.  Material compliance matters must be reported to the Board of Trustees.
NET ASSET VALUE
The net asset value and net asset value per share of each class of shares of the Funds normally is determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except when the New York Stock Exchange closes earlier.  The Funds' net asset value for each class of shares is not calculated on business holidays when the New York Stock Exchange is closed.  The New York Stock Exchange generally recognizes the following holidays:  New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the New York Stock Exchange will be deemed a business holiday on which the net asset value of each class of shares of the Funds will not be calculated.
The net asset value per share of each class of shares of the Funds is calculated separately by adding the value of a Fund's securities and other assets belonging to the Fund and attributable to a class of shares, subtracting the liabilities charged to the Fund and to the class of shares, and dividing the result by the number of outstanding shares of such class of shares.  "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund.  Income, realized and unrealized capital gains and losses, and any expenses of a Fund not allocated to a particular class of shares will be allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.  Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular class of shares (such as the distribution and service fees) will be charged against that class.  Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Funds are conclusive.
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The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Fund are valued as follows:
●
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds.

●	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.
●	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.
●	Options are valued at the mean of the last quoted bid and ask prices at the time of valuation.
●
Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

●	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.
ADDITIONAL TAX INFORMATION
The following summarizes certain additional tax considerations affecting each Fund and its shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of each Fund, its shareholders, or any special category of shareholders.  The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.
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Each series of the Trust, including each Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended ("Code"), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities, currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by a series from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.
An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships.  Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.
Certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals.  For tax years beginning after December 31, 2002, the long-term capital gains rate for individual taxpayers is currently at a rate of 15% for individuals who are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than $400,000 ($450,000 for married filing jointly) and at 20% for most individuals whose taxable income is more than $400,000.  Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If a Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.
Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.
If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares.  All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.
For tax years beginning after December 31, 2012 and after, certain individuals, estates and trusts must pay a 3.8% Medicare surtax on "net investment income" including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of this surtax on their ownership and disposition of the shares.
Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.
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Each series of the Trust, including each Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.
To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder's gross income for the taxable year in which the shareholder receives the distribution.  However, if the Funds declare a dividend in October, November, or December but pay it in January, it will be taxable to shareholders as if they received it in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.
A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each series of the Trust, including each Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning after December 31, 2002, to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
The Funds must report cost basis information to the Internal Revenue Service on Form 1099-B for any sale of shares purchased in non-retirement accounts after January 1, 2012.  Registered investment companies must select a default cost basis calculation method and apply that method to reportable sales of shares unless an alternate Internal Revenue Service approved method is specifically elected in writing by the shareholder.  Average cost, which is the mutual fund industry standard, has been selected as the Funds' default cost basis calculation method.  If a shareholder determines that an Internal Revenue Service approved cost basis calculation method other than the Funds' default method of average cost is more appropriate, the shareholder must contact the Funds at the time of or in advance of a reportable sale of shares that are to be subject to such alternate election. Internal Revenue Service regulations do not permit the change of a cost basis election on previously executed trades.  Cost basis information will not be reported to the IRS or shareholder upon the sale of any shares not covered by these cost basis reporting requirements.
The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Funds that they are not subject to backup withholding when required to do so or that they are "exempt recipients."  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.
Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.
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Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.
The Funds will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.
FINANCIAL STATEMENTS
The audited financial statements of the Funds for the fiscal year ended May 31, 2017, including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this document.  You may request a copy of the Funds' annual and semi-annual reports at no charge by calling the Funds at 1-800-773-3863.
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APPENDIX A – DESCRIPTION OF RATINGS
The Funds may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.
A rating by a rating service represents the service's opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
Standard & Poor's Ratings Services.  The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be InvestmentGrade Debt Securities by the Advisor:
AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.
AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.
A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higherrated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be InvestmentGrade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
Commercial paper rated A1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A1+.  Capacity for timely payment on commercial paper rated A2 is satisfactory, but the relative degree of safety is not as high as for issues designated A1.
The rating SP1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.
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Moody's Investor Service, Inc.  The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:
Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.
Obligations that are rated Ba, B, Caa, Ca, or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings.
Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.
US Municipal Short-Term Debt And Demand Obligation Ratings.
Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.
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MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue's specific structural or credit features.
VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):
Long-Term Ratings.
AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.
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A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.
BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.
Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.
Short-Term Ratings.
F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.
F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.
F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings "AAA" category, categories below "CCC", or short-term ratings other than "F1".  The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

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APPENDIX B – PROXY VOTING POLICIES
The following proxy voting policies are provided:
(1)	The Trust's Proxy Voting and Disclosure Policy; and
(2)	The Advisors' Proxy Voting and Disclosure Policy, including a detailed description of the Advisors' specific proxy voting guidelines.
(3)	The Sub-Advisors' Proxy Voting and Disclosure Policy.

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Trust's Proxy Voting Disclosure Policy
The Securities and Exchange Commission has adopted rules and forms under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 to require registered investment companies to provide disclosure about how they vote proxies for their portfolio securities.  Each series of shares of the Trust (individually and collectively referred to as the "Fund") is required to disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The Fund is also required to file with the Securities and Exchange Commission and to make available to their shareholders the specific proxy votes cast for portfolio securities.  This policy is designed to ensure that the Fund complies with these requirements and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that the Fund's proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.
Specific Proxy Voting Policies and Procedures
A.   General
The Board of Trustees believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund's shareholders.
B.   Delegation to Fund's Investment Advisor
The Board of Trustees believes that the Fund's investment advisor is in the best position to make individual voting decisions for the Fund consistent with this policy.  Therefore, subject to the oversight of the Board of Trustees, the Fund's investment advisor is delegated the following duties:
1.	To make the proxy voting decisions for the Fund; and
2.
To assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board of Trustees, including a majority of the Independent Trustees, shall approve the Proxy Voting and Disclosure Policy of the Fund's investment advisor as it relates to the Fund.  The Board of Trustees shall also approve any material changes to such policy no later than six (6) months after adoption by the Fund's investment advisor.
C.   Conflicts
In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy set forth in the Proxy Voting and Disclosure Policy of the Fund's investment advisor, provided such specific voting policy was approved by the Board of Trustees, or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee.  In addition, provided the Fund's investment advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the advisor with respect to a matter to which the Fund is entitled to vote, a vote by the advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.
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D.   Other Investment Companies
To the extent the Fund invests in shares of other investment companies in accordance with the safe harbor provisions of Section 12(d)(1)(F) of the Investment Company Act of 1940, the Fund's investment advisor shall vote proxies with respect to such investment company securities in the same proportion as the vote of all other holders of such securities.
Fund Disclosure
A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities
The Fund shall disclose this policy, or a description of the policy, to its shareholders by including it as an appendix to its Statement of Additional Information on Form N-1A.  The Fund will also notify its shareholders in the Fund's shareholder reports that a description of this policy is available upon request, without charge, by calling a specified toll-free telephone number.  The Fund will send this description of the policy within three business days of receipt of any shareholder request, by first-class mail, or other means designed to ensure equally prompt delivery.
B.	Disclosure of the Fund's Complete Proxy Voting Record
In accordance with Rule 30b1-4 of the Investment Company Act of 1940, the Fund will file Form NPX with the Securities and Exchange Commission no later than August 31 of each year, even if August 31 falls on a non-business day.  The Fund shall disclose to its shareholders on Form NPX the Fund's complete proxy voting record for the twelve-month period ended June 30.
The Fund shall disclose the following information on Form NPX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:
(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.
The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form NPX on the website beginning the same day it files such information with the Securities and Exchange Commission.
The Fund shall also include a statement in its annual reports, semi-annual reports, and Statement of Additional Information that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (i) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified internet address; and (ii) on the website of the Securities and Exchange Commission.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form NPX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.
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Recordkeeping
The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:
(i)	A copy of this Policy;
(ii)	Proxy statements received regarding the Fund's securities;
(iii)	Records of votes cast on behalf of the Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.
The foregoing records may be kept as part of the records of the Fund's investment advisor.
A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's investment advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.
Proxy Voting Committee
A.	General
The Trust's Proxy Voting Committee shall be composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees as the Board of Trustees may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Fund's investment advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.
B.	Powers and Methods of Operation
The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board of Trustees may, from time to time, grant or assign to the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board of Trustees may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference, or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable.
Other
This policy may be amended, from time to time, as determined by the Board of Trustees.

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Cavalier Investments, LLC
Proxy Voting Policy

 Policy
With respect to accounts over which Cavalier performs proxy voting, it maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Adviser's proxy policies and practices. Our policy and practice includes the responsibility to receive and vote Client proxies where authorized and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. Adviser's Advisory Agreements evidence whether voting authority has been retained by the Client. Under ERISA, Adviser is responsible to vote proxies for the Client in the absence of specific written acknowledgement by the Client that the authority has been retained or granted elsewhere.
Background & Description
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The purpose of these proxy voting policies and procedures are to set forth the principles, guidelines and procedures by which Cavalier votes the securities owned by its Clients for which Adviser exercises voting authority and discretion (the "Proxies").
These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our Clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act. Investment advisers registered with the SEC, and which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its Clients; (b) to disclose to Clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.
Responsibility for voting the Proxies is established by investment management agreements or comparable documents with our Clients, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations.  In addition, our proxy guidelines reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2. These policies and procedures do not apply to any Client that has retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Adviser takes no responsibility for the voting of any proxies on behalf of any such Client. For those Clients that have delegated such authority and discretion to Adviser, these policies and procedures apply equally to registered investment companies, institutional and retail accounts. These proxy voting policies and procedures are available to all Clients of Adviser upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.
Responsibility
The Proxy Committee is responsible for the implementation and monitoring of Adviser's Proxy Voting Policies  and  Procedures,  including  associated  practices,  disclosures  and  recordkeeping, as  well  as oversight of a third party voting agent, if one exists. The Proxy Committee may delegate responsibility for the performance of these activities (provided that it maintains records evidencing individuals to whom authority has been delegated) but oversight and ultimate responsibility remain with the Proxy Committee.
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Procedures
Cavalier has delegated to Institutional Shareholder Services Inc. ("ISS"), an independent service provider, the administration of proxy voting for the Funds' portfolio securities, subject to oversight by the Proxy Voting Committee, which consists of the same members as the Compliance Committee. Cavalier has a adopted the ISS Voting Guidelines ("Guidelines"), and absent a conflict, will vote the proxies consistent with the Guidelines. Once a year, prior to each proxy voting season, Cavalier will review the Guidelines to ensure they wish to vote consistent with the Guidelines.
If Cavalier detects a material conflict of interest in connection with a proxy solicitation, it will abide by the following procedures:
x	With respect to clients that are registered investment companies, the Advisor will notify the client of the conflict and will vote the client's shares in accordance with the client's instructions; and
x
With respect to other clients, the Advisor will vote the proxy in accordance with the specifics of the Voting Guidelines (if addressed in the Voting Guidelines) or may abstain (if not addressed in the Voting Guidelines).

Cavalier will not neglect its proxy voting responsibilities, but it may abstain from voting if it deems that abstaining is in its Clients' best interests. For example, Cavalier may be unable to vote securities that have been lent by the custodian. Also, proxy voting in certain countries involves "share blocking," which limits Cavalier's ability to sell the affected security during a blocking period that can last for several weeks. Cavalier believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so Cavalier generally abstains from voting when share blocking is required. A member of the Proxy Committee will prepare and maintain memoranda describing the rationale for any instance in which Cavalier does not vote a Client's proxy.
Cavalier will ensure that its third-party proxy voting vendor, ISS, is retaining the following information in connection with each proxy vote:
x The Issuer's name;
x The security's ticker symbol or CUSIP, as applicable;
x The shareholder meeting date;
x The number of shares that Cavalier voted;
x A brief identification of the matter voted on;
x Whether the matter was proposed by the Issuer or a security-holder;
x Whether Cavalier casts a vote;
x How Cavalier casts its vote (for the proposal, against the proposal, or abstain); and
x Whether Cavalier casts its vote with or against management.

Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client's attempt to influence proxy voting with respect to other Clients' securities should be promptly reported to the CCO.
Under the Employee Retirement Income Security Act of 1974 ("ERISA"), investment advisers have special fiduciary responsibilities. Under ERISA, if the authority to manage a plan has been delegated to an investment manager, only the investment manager has the authority to vote proxies on behalf of the plan except, when the plan named fiduciary has reserved to itself or to another named fiduciary (as authorized by the plan document) the right to direct a plan trustee regarding the voting of proxies.
Cavalier will vote proxies on behalf of the Funds that are managed by the firm upon receiving written authorization from the fund board.  In voting on each and every issue, Cavalier  has established a Proxy Voting Committee. This Committee will be responsible for voting proxies in the best interests of the Funds.
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PROXY VOTING GUIDELINES: GENERAL
Cavalier   believes   the   best   financial   interest   of   its   clients   is   consistent   with   management's recommendations. Therefore, Cavalier will generally vote consistent with management's recommendations absent a compelling documented basis to vote otherwise. This will mean voting "for" proposals that are determined to improve the management of a company, increase the rights or preferences of the voted securities, and/or increase the chance that a premium offer would be made for the company or for the voted securities.
Cavalier's  decision  to  vote  in  support  or  opposition  of  a  proposal  will  be  based  on  the  specific circumstances described in the proxy statement and other available information.
Cavalier will also consider any voting guidelines issued by clients, so long as these guidelines are consistent with Cavalier's duties under applicable law, including ERISA.
VOTING GUIDELINES: ROUTINE MATTERS
Cavalier expects to vote proxies in favor of routine proposals, unless there is specific information that approval of the proposal would adversely affect the value of the investment or would not be in the best interest of clients.  Such routine matters generally include, among others:  election of directors, appointment of independent auditors, increase in the outstanding common stock or other equity classes, date and place of the annual meeting, ratification of directors' actions on routine matters, and indemnification of directors and/or officers.
VOTING PROCEDURES: SOCIAL CONSCIENCE/MORAL ISSUES
Cavalier will generally vote against proxies requiring management action on a moral or social issue unless such issue has escalated to the point where the company may be adversely affected by protests, governmental actions, or other serious economic consequences if no action is taken.   Where the economic impact of a proposal is not clear, a vote to "abstain" may be appropriate.
VOTING PROCEDURES: FINANCIAL OR CORPORATE GOVERNANCE QUESTIONS
Financial and corporate governance issues take more time to consider and may be complicated by activities such as hostile takeovers and mergers.  Cavalier will generally vote in favor of the following types of proposals:  incentive compensation plans for certain key employees and directors, mandatory retirement age for directors, confidential voting, cumulative voting, proposals to  lower barriers to shareholder action, proposals to restore shareholder ability to remove directors with or without cause.
Cavalier will generally vote against the following types of financial and corporate governance proposals: board entrenchment proposals and anti-takeover measures, such as "poison pill" and "golden parachute" provisions,  limitations  on  shareholder  ability  to  act,  blank  check  preferred  stock  authorizations, eliminating cumulative voting rights, and proposals to adopt classified boards.
VOTING GUIDELINES: CLIENT GUIDELINES
Some Cavalier clients may have their own set of proxy voting guidelines. These may conflict with the proxy guidelines discussed above or the voting guidelines of another client.  If such a situation arises, Cavalier  will  comply  with  client  guidelines  by  voting  the  proxies  attributable to  that  client  on  a proportionate basis (based on the number of shares held by the client).
CLASS ACTIONS
As a fiduciary, Cavalier always seeks to act in Clients' best interests with good faith, loyalty, and due care. Cavalier's standard advisory contract authorizes the Company to direct Client participation in class actions. The Proxy Voting Committee will determine whether Clients will (a) participate in a recovery achieved through a class actions, or (b) opt out of the class action and separately pursue their own remedy. The  Proxy  Voting  Committee oversees  the  completion of  Proof  of  Claim  forms  and  any associated documentation, the submission of such documents to the claim administrator, and the receipt of any recovered monies. The CCO will maintain documentation associated with Clients' participation in class actions.
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Employees must notify the CCO if they are aware of any material conflict of interest associated with Clients' participation in class actions. The Proxy Voting Committee will evaluate any such conflicts and determine an appropriate course of action for Cavalier.
Cavalier generally does not serve as the lead plaintiff in class actions because the costs of such participation typically exceed any extra benefits that accrue to lead plaintiffs.
DISCLOSURES TO CLIENTS
Cavalier includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients can contact the CCO to obtain a copy of these policies and procedures and information about how Cavalier voted with respect to the Client's securities.
Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.
As a matter of policy, Cavalier does not disclose how it expects to vote on upcoming proxies. Additionally, Cavalier does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
Section 12(d)(1)(F) of the Act provides a conditional exemption from the 5% and 10% limits in Section 12(d)(1)(A). Section 12(d)(1)(F) permits an acquiring fund to purchase or otherwise acquire shares of an underlying fund if, immediately after the purchase or acquisition, the acquiring fund and all of its affiliated persons would not own more than 3% of the underlying fund's total outstanding stock, and if certain sales load restrictions are met. In addition, Section 12(d)(1)(F) provides that the acquiring fund "shall exercise voting rights by proxy or otherwise with respect to any security purchased or acquired pursuant to Section 12(d)(1)(F) in the manner prescribed by Section 12(d)(1)(E)."
In the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Funds under Section 12(d)(1)(F), then the Funds will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.
ADVISER TO A RIC
Cavalier has agreed to be responsible for voting proxies of issuers of securities held in the Cavalier Funds, a series of funds within the Starboard Investment Trust, in accordance with its proxy voting policies and procedures, outlined above.  The purposes of this procedure is to ensure that the Investment Manager complies with other obligations for disclosure and filing requirements that is required to be performed as the RIC's Proxy Administrator. Each RIC is required to describe the policies and procedures that each adviser uses to determine how to vote proxies relating to portfolio securities. As such, Cavalier will provide its Proxy Voting Policy, and if requested by the Starboard Investment Trust, a summary of such Proxy Voting Policy for inclusion in the RIC's Registration Statement, and will promptly provide the Starboard Investment Trust with any material amendments to the Proxy Voting Policy within a reasonable time after such amendment has taken effect.
Annually, through the review of the RIC's registration statement, Cavalier's CCO, or his designee, will review the disclosures in the registration statement and identify whether the appendix to the SAI with Cavalier's Proxy Voting Policy is current.
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Securities on Loan
The RIC may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the RIC's Board of Trustees. Voting rights on the loaned securities may pass to the borrower.  However, the RIC's policy states that the RIC must be entitled to exercise voting rights over the loaned securities in the event of a material event affecting its portfolio securities on loan. Cavalier will determine if a vote is material enough to warrant calling back the security out on loan, and will vote the securities in accordance with its proxy voting policies and procedures.
Quarterly Certification
On a quarterly basis, Cavalier will certify to the RICs' Board that:
1. Cavalier has followed the Trust's and the Advisor's Proxy Voting and Disclosure Policies in voting proxies on behalf of the Funds.
2. If there have been any material issues or other items to report with respect to the Trust's and Advisor's Proxy Voting Policies.
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Beaumont Capital Management, LLC
Proxy Voting Policy

Proxy Policy
In accordance with SEC Rule 206(4)-6 of the Investment Advisers Act of 1940 relating to Proxy Voting, this serves as BFP's notification of its Proxy Policy: As a matter of current policy, BFP, does not vote proxies on behalf of its clients. While all BFP's Investment Advisory Agreements grant the firm the legal ability to do so, we are not required to. If our current proxy policy changes, we will notify our clients promptly.
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Bluestone Capital Management,  LLC
Proxy Voting Policy
Bluestone Capital Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.
Responsibility
Lee Calfo, has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.
Procedure
Bluestone Capital Management has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:
Voting Procedures
●	All employees will forward any proxy materials received on behalf of clients to Lee Calfo;
●	Lee Calfo, will determine which client accounts hold the security to which the proxy relates;
●
Absent material conflicts, Lee Calfo, will determine how Bluestone Capital Management should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure
●
Bluestone Capital Management will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Bluestone Capital Management voted a client's proxies, and that clients may request a copy of these policies and procedures.

●
Kenneth Smith, will also send a copy of this summary to all existing clients who have previously received Bluestone Capital Management's Disclosure Document; or Kenneth Smith may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

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Client Requests for Information
●	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Lee Calfo.
●
In response to any request Lee Calfo will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Bluestone Capital Management voted the client's proxy with respect to each proposal about which client inquired.

Voting Guidelines
●
In the absence of specific voting guidelines from the client, Bluestone Capital Management will vote proxies in the best interests of each particular client. Bluestone Capital Management's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Bluestone Capital Management's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

●
As a general policy, Bluestone Capital Management believes that the management of each of the invested companies makes proxy voting recommendations that are in the best interest for the company and its shareholders. Bluestone Capital Management will therefore, as a matter of procedure, vote in a manner that is consistent with management recommendations except in certain specific situations where Bluestone Capital Management determines management recommendation is not consistent with its client's interests. Any vote cast inconsistent with management recommendations will be specifically documented.

Conflicts of Interest
●
Bluestone Capital Management will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Bluestone Capital Management with the issuer of each security to determine if Bluestone Capital Management or any of its employees has any financial, business or personal relationship with the issuer.

●
If a material conflict of interest exists, Kenneth Smith or Lee Calfo will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

●	Bluestone Capital Management will maintain a record of the voting resolution of any conflict of interest.
Recordkeeping
Bluestone Capital Management retains records in accordance with the SEC's five-year retention requirement and can be accessed by Bluestone Capital Management at any time.
●	Each proxy statement that Bluestone Capital Management receives;
●	A record of each vote that Bluestone Capital Management casts;
Furthermore, Bluestone Capital Management will retain any records that relate to the following.
●	Any document Bluestone Capital Management created that was material to making a decision how to vote proxies inconsistent with management recommendations.
●	A copy of each written request from a client for information on how Bluestone Capital
Management voted such client's proxies, and a copy of any written response.
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Buckhead Capital Management,  LLC
Proxy Voting Policy

Rule 206(4)-6 under the Advisers Act requires registered investment advisers with voting authority over proxies for client's securities to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, to disclose information to clients about those policies and procedures, and to describe to clients how they may obtain information about how the adviser has voted the clients' proxies.
Rule 204-2 requires an adviser who votes proxies on behalf of clients to also retain certain records, including:

●	Proxy voting policies and procedures:
●	Proxy statements received regarding clients' securities (or alternative arrangements permitted by the rule);
●	Records of the votes cast on behalf of clients;
●	Records of client requests for proxy voting information; and
●	Documents prepared that were material to making the voting decision or that memorialized the basis of the decision.

Your Responsibility

Supervised Persons should advise the CCO of any financial (including a material holding in the issuer's securities in the Supervised Person's personal accounts), business or personal relationship with the issuer.

CCO Responsibility

The Proxy Committee has the overall responsibility for the implementation of the proxy voting policy, practices, disclosures and record keeping.

Buckhead Capital generally has responsibility for voting proxies for portfolio securities consistent with the best economic interest of Clients.

Procedures

1.	Voting Procedures
•
A Proxy Committee shall be established of two or more individuals. The Proxy Committee shall be responsible for the overall administration of the proxy voting process and the development and amendment of Proxy Voting Guidelines. The Proxy Committee may utilize the services of outside professionals to assist in its analysis of voting issues and the development of the Proxy Voting Guidelines, or in the actual voting of proxies;

●	All employees should forward proxy materials received on behalf of Clients to the Proxy Administrator, appointed by the Proxy Committee;
●	Portfolio management personnel and the Proxy Administrator will determine which Client accounts hold the security to which the proxy relates;
●	Absent materials conflicts, Buckhead Capital should vote the proxy in accordance with Buckhead Capital's proxy voting guidelines.
●	The Proxy Administrator will receive proxy materials and will complete the proxy and confirm the proxy is voted in a timely and appropriate manner.
●	The Proxy Committee will review proxy votes for conformity with the Proxy Voting Guidelines.
In addition to the foregoing, the following shall be strictly adhered to unless prior written approval of the Firm's Chief Compliance Officer is obtained:
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●	Buckhead Capital shall not engage in conduct that involves an attempt to change or influence the control of a public company;
●	Buckhead Capital will not announce its voting intentions and the reasons therefore;
●	Buckhead Capital shall not participate in a proxy solicitation or otherwise seek proxy-voting authority form any other public company shareholder; and
●
All communications with portfolio companies or fellow shareholders shall be for the sole purpose of expressing and discussing Buckhead Capital's concerns for its advisory clients' interests and not for an attempt to influence the control of management

It is the Firm's policy to fully comply with ERISA's requirements regarding proxy voting. Therefore, with respect to ERISA Clients, the Firm will act prudently and solely in the interest of the participants and beneficiaries of each such account.

Some ERISA Clients may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager, In these instances, the ERISA Client must either provide the Firm with a plan document that expressly precludes investment managers from voting proxies or execute an investment management agreement with Buckhead Capital that expressly precludes the Firm from voting proxies. In the absence of such documentation, the Firm has the legal responsibility and the obligation to vote proxies for its ERISA Clients.

Buckhead Capital has some Clients who may elect to vote their own proxies or direct the vote on certain issues for their individual account. In these instances, such Clients' proxy may be voted in a manner which is not consistent with Buckhead Capital's proxy voting policy.

2.	Disclosures
Buckhead Capital provides information in its Form ADV Part 2 summarizing its proxy voting policy and procedures, including a statement that Clients may request (1) a copy of such policy and procedures, and (2) information regarding how Buckhead Capital voted a particular Client's proxies.

3.	Client Requests for Information
●	All Client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO.
●
In response to any request, the CCO will respond to the Client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Buckhead Capital voted the Client's proxy with respect to each proposal about which the Client inquired.

4.	Voting Guidelines
●	Buckhead Capital will vote proxies in the best interests of Clients. Buckhead Capital's policy is to vote all proxies from a specific issuer the same way for each Client.
●	Buckhead Capital will generally vote in favor of the election of directors and selection of auditors absent conflicts of interest raised by auditors' non-audit services.
●	Buckhead Capital will general vote to change the management if there is a clear conflict between the issuer's management and shareholder's or bondholder's interest.
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●	Buckhead Capital will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.
●
The Firm will pay special attention to proposals with respect to classifies boards, change of state of incorporation, poison pills, and provisions requiring supermajority approval of a merger, executive severance agreements, and provisions limiting shareholders rights.

●
In reviewing proposals, Buckhead Capital will further consider the opinion of management and the effect on management, and the effect on shareholder or bondholder value and the issuer's business practices.

●
In the situation of an issuer proposing to restructure a particular bond, Buckhead Capital will analyze each such situation individually, and vote on a case-by-case basis in the best interests of applicable Clients.

5.	Conflicts of Interest
●
Buckhead Capital will identify conflicts by reviewing the relationship of the Firm with the issuer of each security to determine if it or any of its Supervised Persons have any material financial, business or personal relations with the issuer.

●
If a material conflict of interest exists, the CCO will determine whether it is appropriate to disclose the conflict to the affected Clients, to give the Clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

●	Buckhead Capital will maintain a record of the voting resolution of any conflict of interest.
6.	Recordkeeping
The Proxy Administrator shall retain the following proxy records in accordance with the SEC's five-year retention requirement:

●	The proxy policies and procedures and any amendments.
●	A record of each vote that Buckhead Capital casts.
●
Any documentation Buckhead Capital created that was materials to making a decision how to vote proxies or that memorializes that decision including periodic reports to the CCO or Proxy Committee, if applicable.

●	A copy of each written request from a Client for information on how Buckhead Capital voted such Client's proxies, and a copy of any written response.

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Carden Capital LLC
Proxy Voting Policy

The Sub-Adviser currently does not vote client proxies.   Should this change, policies and procedures will be established.
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Julex Capital Management, LLC
Proxy Voting Policy

1. Introduction
As a registered investment adviser, Julex Capital Management, LLC ("Julex" or the "Adviser")  has a fiduciary  duty to act solely in the best interests of its clients. If the client is a registered investment company under the Investment Company Act of 1940 or the client requests Julex to do so in writing, the Adviser will vote proxy materials for its clients.
In cases where the client has delegated proxy voting responsibility and authority to the Adviser, the Adviser has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients.  In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client. In situations where Adviser accepts such delegation and agrees to vote proxies, Adviser will do so in accordance with these Policies and Procedures. The Adviser may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for such proxy voting.
2.  General
a.  In the event requests for proxies are received with respect to the voting of equity securities on routine matters, such as election of directors or approval of auditors, the proxies usually will be voted with management unless the Adviser determines it has a conflict or the Adviser determines there  are other reasons not to vote with management.  On non-routine matters, such as amendments to governing instruments, proposals relating to compensation and stock option and equity compensation plans, corporate governance proposals and shareholder proposals, the Adviser will vote, or abstain from voting if deemed appropriate, on a case by case basis in a manner it believes to be in the best interest of the Company's shareholders.  In the event requests for proxies are received with respect to debt securities, the Adviser will vote on a case by case basis in a manner it believes to be in the best economic interest of the Company's shareholders.
b.  The Chief Compliance Officer or his/her  designate is responsible for monitoring Adviser's proxy voting actions and ensuring that (i) proxies are received and forwarded to the appropriate decision makers; and  (ii) proxies are voted in a timely manner upon receipt of voting instructions. The Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.
c.  The Chief Compliance Officer or his/her designate shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships; (ii) other potential material business relationships; and (iii) material personal and family relationships.
d.  All decisions regarding proxy voting shall be determined by the Investment Committee of the Adviser and shall be executed by the Chief Compliance Officer or his/her designate.  Every effort shall be made to consult with the portfolio manager and/or analyst covering the security.
e.  The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting {e.g., when securities are subject to loan or to share blocking restrictions).
3. Registered Investment Companies
In cases in which the client is a registered investment company under the Investment Company Act of 1940,delegates proxy voting  {e.g., where Julex acts as a sub-adviser of a closed-end fund) and required by law, Julex will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e. "echo vote" or "mirror vote"),unless otherwise  required by law. When required by law, Julex will also echo vote proxies of securities in unaffiliated investment vehicles. For example, section 12{d){1){F} of the Investment Company Act of 1940 requires echo voting of registered investment companies that sub-advise or manage securities of other registered investment companies.
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4.  Conflicts of Interest
In the event an employee determines that the Adviser has a conflict  of interest  due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the Chief Compliance Officer who will advise the Investment Committee, and the Investment Committee will decide whether the Adviser should either (1) disclose to the client the conflict to enable the client to evaluate the advice in light of the conflict  or (2) disclose to the client the conflict  and decline to provide  the advice.
The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if one or more of the managers of the Adviser actually knew or should have known of the conflict. The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:
●	A principal of the Adviser or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.
●	An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.
●	The Adviser, any fund managed by the Adviser, or any affiliate holds a significant ownership interest in the portfolio company.
This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the Adviser's Chief Compliance Officer.
If a material conflict is identified, Adviser management may (i) disclose the potential conflict to the client and obtain consent; or (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons making the voting decisions.
5. Recordkeeping
The Chief Compliance Officer or his/her designate is responsible for maintaining the following records:
●	proxy voting policies and procedures;
●
proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission's EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with a copy of the proxy statement promptly upon request);

●	records of votes cast and abstentions; and
●	any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.
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Navellier & Associates, Inc.
Proxy Voting Policy

Navellier, as a matter of policy and as a fiduciary to our clients who request that the firm vote on corporate matters on their behalf, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to receive and vote client proxies and disclose any potential conflicts of interest as well as make information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
Class Actions and Other Litigation Matters
As a matter of policy, we disclaim any responsibility or obligation to:
●	Monitor for the initiation of any class action or other litigation involving any past or current holdings of client accounts;
●	Advise about "Proofs of Claims" or settlement elections; or
●	Prepare, file, or otherwise process "Proofs of Claims" or settlement elections, other than to confirm, upon a client's request, past account holdings of specific securities.

Should a client notify us of a litigation matter and provide adequate advance notice, we will forward the requisite information in our possession. It will be the client's responsibility to make whatever filings or elections necessary or wished. These services are not provided to third parties, which may include account custodians, claim administrators, actual or prospective "lead plaintiffs."
Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.
Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.
Responsibility
The Lead Programmer has the responsibility for the implementation and monitoring of the firm's proxy voting policy, practices, disclosures, and recordkeeping, including outlining our voting guidelines in our procedures.
Voting Procedures
All employees will forward any proxy materials received on behalf of clients to the Lead Programmer.
Without limiting its obligations to its clients regarding proxy voting, Navellier will generally engage a third party proxy voting service. The President shall be responsible for the selection of the third party proxy voting service. The President and the Portfolio Managers shall be responsible for reviewing and approving the proxy voting guidelines provided by the third party proxy voting service.
The Lead Programmer will determine which client accounts hold the security to which the proxy relates.
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Disclosure
Navellier will provide conspicuously displayed information in its Disclosure Document summarizing its proxy voting policy and procedures, including a statement that clients may request information regarding how Navellier voted a client's proxies and that clients may request a copy of these policies and procedures.
The President will also send a copy of this summary to all existing clients who have previously received Navellier's Disclosure Document, or the President may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.
Navellier & Associates, Inc. shall maintain a link to its proxy voting policy and procedures on its website.
Client Requests for Information
All client requests for information regarding proxy votes or policies and procedures received by any employee should be forwarded to the Lead Programmer.
In response to any request, the Lead Programmer will prepare a written response to the client with the information requested, and as applicable, will include the name of the issuer, the proposal voted upon, and how Navellier voted the client's proxy with respect to each proposal about which the client inquired.
Voting Guidelines
In the absence of specific voting guidelines from the client, Navellier will vote proxies in the best interests of each particular client. Navellier's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Navellier's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.
Navellier will generally vote in favor of routine corporate housekeeping proposals, such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.
Navellier will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.
In reviewing proposals, Navellier will further consider the opinion of management and the effect on management and the effect on shareholder value and the issuer's business practices.
Conflicts of Interest
Navellier will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Navellier with the issuer of each security to determine if Navellier or any of its employees has any financial, business, or personal relationship with the issuer.
If a material conflict of interest exists, the Lead Programmer will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.
Navellier will maintain a record of the voting resolution of any conflict of interest.

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Recordkeeping
The Lead Programmer shall retain the following proxy records in accordance with the firm's six-year retention requirement.
1.	These policies and procedures and any amendments;
2.	Each proxy statement that Navellier receives;
3.	A record of each vote that Navellier casts;
4.	Any document Navellier created that was material to making a decision how to vote proxies or that memorializes that decision;
5.	A copy of each written request from a client for information on how Navellier voted such client's proxies and a copy of any written response;
6.	Without limiting its obligations to its clients regarding proxy voting, Navellier may use a third party proxy voting service for certain recordkeeping requirements.

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STRATI-FI, LLC
Proxy Voting Policy
8.1 Proxy Voting
Without exception, LogE does not vote proxies on behalf of clients.  All proxy materials received on behalf of a client account are to be sent directly to our client or a designated representative of the client, who is responsible for voting the proxy.  LogE personnel may answer client questions regarding proxy-voting matters in an effort to assist the client in determining how to vote the proxy.  However, the final decision of how to vote the proxy rests with the client.
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Validus Growth Investors, LLC
Proxy Policy

PROXY VOTING
(a)
Validus does not vote Proxies.  Validus will not vote proxies on behalf of client accounts. Although, on rare occasions and only at the client's request, Validus may offer clients advice regarding corporate actions and the exercise of proxy voting rights.  Clients owning shares of common stock or mutual funds must exercise their own right to vote as a shareholder.

(b)	Validus will keep a record of:
1.	any advice given to a client regarding proxy voting.
2.	any proxy material received on behalf of a client and the steps taken to forward such material to the client.